As filed with the U.S. Securities and Exchange Commission on January 5, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust

(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

 Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 to October 31, 2023

Updated May 5, 2021

Item 1. Reports to Stockholders.

(a)

# ANNUAL REPORT

October 31, 2023

| | |
|---|---|
| **Pacer American Energy Independence ETF** | *Ticker: USAI* |
| **Pacer BlueStar Engineering the Future ETF** | *Ticker: BULD* |
| **Pacer BlueStar Digital Entertainment ETF** | *Ticker: ODDS* |
| **Pacer Swan SOS Fund of Funds ETF** | *Ticker: PSFF* |
| **Pacer Swan SOS Conservative (January) ETF** | *Ticker: PSCX* |
| **Pacer Swan SOS Moderate (January) ETF** | *Ticker: PSMD* |
| **Pacer Swan SOS Flex (January) ETF** | *Ticker: PSFD* |
| **Pacer Swan SOS Conservative (April) ETF** | *Ticker: PSCW* |
| **Pacer Swan SOS Moderate (April) ETF** | *Ticker: PSMR* |
| **Pacer Swan SOS Flex (April) ETF** | *Ticker: PSFM* |
| **Pacer Swan SOS Conservative (July) ETF** | *Ticker: PSCJ* |
| **Pacer Swan SOS Moderate (July) ETF** | *Ticker: PSMJ* |
| **Pacer Swan SOS Flex (July) ETF** | *Ticker: PSFJ* |
| **Pacer Swan SOS Conservative (October) ETF** | *Ticker: PSCQ* |
| **Pacer Swan SOS Moderate (October) ETF** | *Ticker: PSMO* |
| **Pacer Swan SOS Flex (October) ETF** | *Ticker: PSFO* |
| **Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF** | *Ticker: TRPL* |
| **Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF** | *Ticker: QDPL* |

**PACER** ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

Dear Shareholder,

It is hard to believe that we find ourselves at the year’s end once more. As we reflect on 2023, I can’t help but feel an overwhelming sense of appreciation for your confidence and commitment to Pacer. Amid discussions of potential increases in fed rates, concerns about a looming recession, and the persistent drag of inflation, many investors found themselves grappling with uncertainty. Pacer (ETFs/Financial) has shown resilience and adaptability when navigating these challenging market conditions. We have been able to grow our assets under management substantially from $20 Billion to $30 Billion, in just 12 short months.

Yet again, our Cash Cows Series has been the leader of the pack this year. Our large cap fund, COWZ is just shy of $16 Billion, while our small cap fund, CALF is quickly rising, currently standing at $4 Billion. CALF has shown success through screening the S&P SmallCap 600 for high-quality companies which are trading at attractive valuations whether in a broad or narrow market. The why now for international has been prominent with ICOW and GCOW offering access to high-income potential and cheap valuations with over $1.5 Billion combined. Last year we added two growth funds to the series, COWG and CAFG; which follow free cash flow margin rather than free cash flow yield. We believe free cash flow margin proves to be a better predictor of earnings growth than excess returns.

We look forward to your continued partnership and eagerly await what the new year has to offer.

Best regards,

Joe M. Thomson, Chairman, Pacer Funds Trust

Market Environment Overview

2023 began positively, witnessing the S&P 500’s most robust performance since 2019, with a notable 16.89% ascent by June. The tech sector, led by the Nasdaq, surged impressively by 39.35%, driven by renewed interest in artificial intelligence.

During this period, inflation significantly improved, decreasing from 6.4% in January to a welcome 3% by July, marking relief compared to the peak of 8.5% in July 2022. Despite this positive trajectory, the Federal Reserve considered additional interest rate hikes to achieve its 2% inflation target.

In July, the S&P 500 entered a bull market, gaining 20%, while interest rates increased by a quarter-point to 5.25% - 5.5%. The job market thrived with a historic low unemployment rate of 3.4%, and women’s workforce participation reached a record 77.8%. August saw a temporary market pause after a strong summer rally, with indices fluctuating and positive performances in commodities like gold, sugar, and cotton. However, October brought challenges, with stocks declining for the third consecutive month: Dow Jones fell 1.3%, S&P 500 slipped 2.1%, and Nasdaq dropped 2.04%.

Globally, Emerging Markets started the year strongly but experienced a recent decline, with the MSCI Emerging Markets Index down by 1.43%. In contrast, the MSCI EAFE Index demonstrated a positive performance, up by 2.94% year-to-date as of October 31, 2023.

The housing market faced headwinds as mortgage rates surged, surpassing 7% for the 15-year Mortgage Rate for the first time since 2000, and nearing 8% for the 30-year Mortgage Rate. Consequently, housing prices declined, with the Median Sales Price of Existing Homes falling below $430,000 from the beginning-of-year figure of $480,000.

Inflation remained stable between September and October, with Core Inflation experiencing a slight decrease. Notably, oil prices sank in October, contributing to a 36-cent reduction in the average price of regular gas to $3.60 per gallon. Presently, inflation stands at 3.2%.

In the realm of fixed income, the yield curve displayed signs of normalcy in October, with double-digit increases in yields on treasuries. Both the 20-year and 30-year crossed the 5% mark for the first time since July 2007, concluding the month at 5.21% and 5.04%, respectively. On the international stage, Italy’s Long Term Bond Interest Rate was surpassed by the US 10-year, and Japan’s 10 Year Government Bond Interest Rate approached 1% in October.

Sector-wise, Communication Services distinguished itself with a robust 36.64% year-to-date return. Information Technology emerged as a driving force, experiencing a substantial 33.67% year-to-date rally, propelled by the new AI push. Consumer Discretionary exhibited commendable return of 20.04% year-to-date, indicative of sustained consumer confidence. Conversely, Energy faced headwinds, witnessing a decline of -3.02% year-to-date, attributed to factors such as an economic slowdown in China, a push for electric vehicles, and oversupply by oil-producing countries, notably the United States. Real Estate experienced a downturn, with a decrease of -10.68% year-to-date, possibly influenced by rising interest rates and changing housing market conditions.

Pacer Funds

The “Magnificent Seven” tech giants that spearheaded the 2023 stock market rally experienced divergent fortunes in October. Composing of Alphabet, Amazon, Apple, Meta, Microsoft, NVIDIA, and Tesla, these stocks constitute approximately 29% of the S&P 500. They contributed nearly 10.67% to the total performance of the S&P 500 Index year to date as of October 2023.

In October, Amazon (AMZN) and Microsoft (MSFT) thrived with 4.7% and 7.1% gains from strong cloud growth. Conversely, Alphabet (GOOG, GOOGL) fell 5% due to disappointing cloud results, Nvidia (NVDA) dropped 6% on AI chip export concerns, Tesla (TSLA) plunged nearly 20% on weak profits, Meta Platforms (META) gave cautious guidance, and Apple (AAPL) slipped 0.3% post an 8% September drop.

Amid market fluctuations, long-term investors are advised to stay disciplined, stick to their plans, and focus on goals, as market sentiment can change swiftly. A sensible long-term investment strategy coupled with discipline remains key to success.

Pacer American Energy Independence ETF

The Pacer American Energy Independence ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the American Energy Independence Index (the “Index”).

The Fund had a NAV total return of 2.68%. The Index had a total return of 3.66%. The S&P 500 had a total return of 10.14%.

The following return is the stock’s total return while it was held in the Fund during this period. The Fund’s top three contributors to its return were Archrock Inc. at 79.12%, Equitrans Midstream Corporation at 14.74%, and Targa Resources Crop. at 25.21%. The Fund’s bottom three contributors to return were Tellurian Inc. at -55.56%, TC Energy Corporation at -15.78%, and Excelerate Energy, Inc. Class A at -44.77%.

Pacer Swan SOS Conservative (January) ETF

The Pacer Swan SOS Conservative (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: January 3, 2023
Investment Period End: December 29, 2023

Cap (before Fund fees and expenses): 17.10%
Cap (after Fund fees and expenses): 16.35%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 8.79%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Moderate (January) ETF

The Pacer Swan SOS Moderate (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 18.25% (before fees and expenses of the Fund) and 17.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 3, 2023 to December 29, 2023.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: January 3, 2023
Investment Period End: December 29, 2023

Pacer Funds

Cap (before Fund fees and expenses): 18.25%
Cap (after Fund fees and expenses): 17.50%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 11.21%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Flex (January) ETF

The Pacer Swan SOS Flex (January) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 21.90% (before fees and expenses of the Fund) and 21.15% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 3, 2023 to December 29, 2023.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: January 3, 2023
Investment Period End: December 29, 2023

Cap (before Fund fees and expenses): 21.90%
Cap (after Fund fees and expenses): 21.15%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 13.05%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Fund of Funds ETF

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation while providing downside protection.

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 10.42%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Conservative (April) ETF

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.43% (before fees and expenses of the Fund) and 13.68% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 3, 2023 to March 28, 2024.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: April 3, 2023
Investment Period End: March 28, 2024

Cap (before Fund fees and expenses): 14.43%
Cap (after Fund fees and expenses): 13.68%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 3.13%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Moderate (April) ETF

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.95% (before fees and expenses of the Fund) and 14.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 3, 2023 to March 28, 2024.

Pacer Funds

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: April 3, 2023
Investment Period End: March 28, 2024

Cap (before Fund fees and expenses): 14.95%
Cap (after Fund fees and expenses): 14.20%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 8.70%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Flex (April) ETF

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.80% (before fees and expenses of the Fund) and 17.05% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 3, 2023 to March 28, 2024.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: April 3, 2023
Investment Period End: March 28, 2024

Cap (before Fund fees and expenses): 17.80%
Cap (after Fund fees and expenses): 17.05%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 9.80%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Conservative (July) ETF

The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.73% (before fees and expenses of the Fund) and 13.98% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 3, 2023 to June 28, 2024.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: July 3, 2023
Investment Period End: June 28, 2024

Cap (before Fund fees and expenses): 14.73%
Cap (after Fund fees and expenses): 13.98%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 9.16% The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Moderate (July) ETF

The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.52% (before fees and expenses of the Fund) and 13.77% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 3, 2023 to June 28, 2024.

Pacer Funds

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: July 3, 2023
Investment Period End: June 28, 2024

Cap (before Fund fees and expenses): 14.52%
Cap (after Fund fees and expenses): 13.77%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 11.19%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Flex (July) ETF

The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.72% (before fees and expenses of the Fund) and 15.97% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 3, 2023 to June 28, 2024.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The predetermined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: July 3, 2023
Investment Period End: June 28, 2024

Cap (before Fund fees and expenses): 16.72%
Cap (after Fund fees and expenses): 15.97%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 10.49%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Conservative (October) ETF

The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.95% (before fees and expenses of the Fund) and 15.20% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 2, 2023 to September 30, 2024.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: October 2, 2023
Investment Period End: September 30, 2024

Cap (before Fund fees and expenses): 15.95%
Cap (after Fund fees and expenses): 15.20%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 12.54%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Moderate (October) ETF

The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 15.50% (before fees and expenses of the Fund) and 14.75% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 2, 2023 to September 30, 2024.

Pacer Funds

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: October 2, 2023
Investment Period End: September 30, 2024

Cap (before Fund fees and expenses): 15.50%
Cap (after Fund fees and expenses): 14.75%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 13.22%. The S&P 500 Index had a price return of 10.14%.

Pacer Swan SOS Flex (October) ETF

The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.65% (before fees and expenses of the Fund) and 16.90% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 2, 2023 to September 30, 2024.

The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce predetermined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer (the “Buffer”) against certain Underlying ETF losses and a cap (the “Cap”) as set forth in the following table:

Investment Period Start: October 2, 2023
Investment Period End: September 30, 2024

Cap (before Fund fees and expenses): 17.65%
Cap (after Fund fees and expenses): 16.90%

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 11.66%. The S&P 500 Index had a price return of 10.14%.

Pacer BlueStar Digital Entertainment ETF

The Pacer BlueStar Digital Entertainment ETF (the “Fund”) employs a “passive management”(or indexing) investment approach designed to track the total return performance, before fees and expenses, of the BlueStar Global Online Gambling, Video Gaming, and eSports Index (the Index).

The Fund had a NAV total return of 13.74%. The Index had a total return of 12.94%. The S&P 500 had a total return of 10.14%.

The following return is the stock’s total return while it was held in the Fund during this period. The Fund’s top three contributors to its return were NVIDIA Corporation at +202.32%, Tencent Holdings Ltd. At +49.54% and DraftKings, Inc. Class A at +74.81%. The Fund’s bottom three contributors to return were Everi Holdings, Inc. at -43.15%, Bally’s Corporation at -59.54% and Skillz Inc, Class A at -75.15%.

Pacer BlueStar Engineering the Future ETF

The Pacer BlueStar Engineering the Future ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the BlueStar Robotics and 3D Printing Index (the“Index”).

The Fund had a NAV total return of 4.18%. The Index had a total return of 3.97%. The S&P 500 had a total return of 10.14%.

The following return is the stock’s total return while it was held in the Fund during this period. The Fund’s top three contributors to its return were ASML Holding NV ADR at +27.88%, Applied Materials, Inc. at +51.34% and Siemens Aktiengesellschaft at +24.31%. The Fund’s bottom three contributors to return were 3D Systems Corporation at -57.76%, Desktop Metal, Inc. Class A at -65.75% and Proto Labs, Inc. at -38.18%.

Pacer Funds

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

The Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Metaurus US Large Cap Dividend Multiplier Index - Series 300 (the “Index”). The Index is based on a proprietary methodology developed by Metaurus Advisors LLC (“Metaurus”), the Fund’s sub-adviser and the Fund’s index provider. All or a portion of the methodologies and algorithms used to calculate the Index are covered by one or more granted or pending U.S. patents owned by Metaurus.

The Index, as designed, has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500 (“S&P Dividend Futures”). The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Dividend Component is designed to give the Fund exposure to approximately 300% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract. As of October 31, 2023, the S&P 500 Component comprised approximately 94% of the Index.

S&P Dividend Futures seek to allow investors in these instruments to obtain exposure to the actual dividend value that will be paid by the S&P 500 constituent companies over a period of time. The amount of such futures contracts will generally result in exposure to such dividends that is significantly greater than the amount of dividends that the Fund would normally receive from its direct investment in S&P 500 constituent companies (i.e., approximately 300% of such dividends that the Fund would normally have received). S&P Dividend Futures provide for the future sale by one party and purchase by another party of a specified dividend value of the S&P 500 at a specified future time and at a specified price. S&P Dividend Futures are standardized contracts traded on a recognized exchange. The Fund’s investment in S&P Dividend Futures will generally include the three most current annual S&P Dividend Futures contracts (e.g., in April 2022, the Fund would invest in the 2022, 2023, and 2024 contracts. The Index is typically rebalanced each December, at the end of the trading day on which the current year’s S&P Dividend Futures expire. At each rebalancing date, the current year’s annual S&P Dividend Futures will be replaced by the then closest maturing contract in three years. On each Index rebalancing date, the composition of the Index is expected to change.

The Fund

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 9.08%. The Index had a total return of 9.87%. The S&P 500 Index had a total return of 10.14%.

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 6.90%, Communication Services at 2.24, and Consumer Discretionary at 0.72%. The three sectors with the lowest contribution to performance were Health Care at -0.65%, Financials at -0.19%, and Energy at -0.19%. Sector performance numbers reflect their total return during the period.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

The Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Metaurus US Large Cap Dividend Multiplier Index - Series 400 (the “Index”). The Index is based on a proprietary methodology developed by Metaurus Advisors LLC (“Metaurus”), the Fund’s sub-adviser and the Fund’s index provider. All or a portion of the methodologies and algorithms used to calculate the Index are covered by one or more granted or pending U.S. patents owned by Metaurus

The Index, as designed, has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500 (“S&P Dividend Futures”). The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract. As of October 31, 2023, the S&P 500 Component comprised approximately 88% of the Index.

S&P Dividend Futures seek to allow investors in these instruments to obtain exposure to the actual dividend value that will be paid by the S&P 500 constituent companies over a period of time. The amount of such futures contracts will generally result in exposure to such dividends that is significantly greater than the amount of dividends that the Fund would normally receive from its direct investment in S&P 500 constituent companies (i.e., approximately 400% of such dividends that the Fund would normally have received). S&P Dividend Futures

Pacer Funds

provide for the future sale by one party and purchase by another party of a specified dividend value of the S&P 500 at a specified future time and at a specified price. S&P Dividend Futures are standardized contracts traded on a recognized exchange. The Fund’s investment in S&P Dividend Futures will generally include the three most current annual S&P Dividend Futures contracts (e.g., in April 2022, the Fund would invest in the 2022, 2023, and 2024 contracts. The Index is typically rebalanced each December, at the end of the trading day on which the current year’s S&P Dividend Futures expire. At each rebalancing date, the current year’s annual S&P Dividend Futures will be replaced by the then closest maturing contract in three years. On each Index rebalancing date, the composition of the Index is expected to change.

The Fund

During the year (11/1/2022 – 10/31/2023), the Fund had a NAV total return of 9.53%. The Index had a total return of 9.74%. The S&P 500 Index had a total return of 10.14%.

During the fiscal year, the top three sectors for contribution to performance were Information Technology at 7.07%, Communication Services at 2.32%, and Consumer Discretionary at 0.70%. The three sectors with the lowest contribution to performance were Health Care at -0.65%, Financials at -0.19%, and Energy at -0.19%. Sector performance numbers reflect their total return during the period.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2023

Pacer American Energy Independence ETF

Sector(a)	Percentage of Net Assets
Energy	99.2%
Investments Purchased With Proceeds From Securities Lending	8.6%
Liabilities in Excess of Other Assets	-7.8%
100.0%

(a)	The Fund may classify a company in a different category than the American Energy Independence Index.

Pacer BlueStar Engineering the Future ETF

Sector(a)	Percentage of Net Assets
Automobiles & Components	1.9%
Capital Goods	21.0%
Pharmaceuticals, Biotechnology & Life Sciences	1.0%
Semiconductors & Semiconductor Equipment	30.1%
Software & Services	29.0%
Technology Hardware & Equipment	17.0%
Other Assets in Excess of Liabilities	0.0	%(b)
	100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Robotics and 3D Printing Index.
(b)	Less than 0.05%.

Pacer BlueStar Digital Entertainment ETF

Sector(a)	Percentage of Net Assets
Consumer Discretionary Distribution & Retail	1.2%
Consumer Durables & Apparel	1.7%
Consumer Services	50.2%
Media & Entertainment	33.7%
Semiconductors & Semiconductor Equipment	6.2%
Software & Services	2.6%
Exchange Traded Funds	4.3%
Other Assets in Excess of Liabilities	0.1%
100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Global Online Gambling, Video Gaming, and eSports Index.

Pacer Swan SOS Fund of Funds ETF

Sector	Percentage of Net Assets
Affiliated Exchange-Traded Funds	99.4%
Other Assets in Excess of Liabilities	0.6%
100.0%

Pacer Swan SOS Conservative (January) ETF

Sector	Percentage of Net Assets
Purchased Options	99.7%
Other Assets in Excess of Liabilities	0.3%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2023 (Continued)

Pacer Swan SOS Moderate (January) ETF

Sector	Percentage of Net Assets
Purchased Options	99.4%
Other Assets in Excess of Liabilities	0.6%
100.0%

Pacer Swan SOS Flex (January) ETF

Sector	Percentage of Net Assets
Purchased Options	99.3%
Other Assets in Excess of Liabilities	0.7%
100.0%

Pacer Swan SOS Conservative (April) ETF

Sector	Percentage of Net Assets
Purchased Options	99.6%
Other Assets in Excess of Liabilities	0.4%
100.0%

Pacer Swan SOS Moderate (April) ETF

Sector	Percentage of Net Assets
Purchased Options	100.2%
Liabilities in Excess of Other Assets	-0.2%
100.0%

Pacer Swan SOS Flex (April) ETF

Sector	Percentage of Net Assets
Purchased Options	100.0%
Liabilities in Excess of Other Assets	0.0	%(a)
	100.0%

(a)	Less than 0.05%

Pacer Swan SOS Conservative (July) ETF

Sector	Percentage of Net Assets
Purchased Options	99.8%
Other Assets in Excess of Liabilities	0.2%
100.0%

Pacer Swan SOS Moderate (July) ETF

Sector	Percentage of Net Assets
Purchased Options	101.2%
Liabilities in Excess of Other Assets	-1.2%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2023 (Continued)

Pacer Swan SOS Flex (July) ETF

Sector	Percentage of Net Assets
Purchased Options	102.2%
Liabilities in Excess of Other Assets	-2.2%
100.0%

Pacer Swan SOS Conservative (October) ETF

Sector	Percentage of Net Assets
Purchased Options	100.7%
Liabilities in Excess of Other Assets	-0.7%
100.0%

Pacer Swan SOS Moderate (October) ETF

Sector	Percentage of Net Assets
Purchased Options	102.1%
Liabilities in Excess of Other Assets	-2.1%
100.0%

Pacer Swan SOS Flex (October) ETF

Sector	Percentage of Net Assets
Purchased Options	102.9%
Liabilities in Excess of Other Assets	-2.9%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2023 (Continued)

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.7%
Banks	2.8%
Capital Goods	5.2%
Commercial & Professional Services	1.2%
Consumer Discretionary Distribution & Retail	5.2%
Consumer Durables & Apparel	0.8%
Consumer Services	2.1%
Consumer Staples Distribution & Retail	1.8%
Energy	4.3%
Equity Real Estate Investment	2.1%
Financial Services	7.1%
Food, Beverage & Tobacco	3.0%
Health Care Equipment & Services	5.3%
Household & Personal Products	1.5%
Insurance	2.2%
Materials	2.3%
Media & Entertainment	7.3%
Pharmaceuticals, Biotechnology & Life Sciences	7.1%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	6.7%
Software & Services	11.4%
Technology Hardware & Equipment	8.3%
Telecommunication Services	0.9%
Transportation	1.4%
Utilities	2.4%
Other Assets in Excess of Liabilities	5.8%
100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 300.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2023 (Continued)

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.7%
Banks	2.6%
Capital Goods	4.9%
Commercial & Professional Services	1.1%
Consumer Discretionary Distribution & Retail	5.0%
Consumer Durables & Apparel	0.8%
Consumer Services	1.8%
Consumer Staples Distribution & Retail	1.6%
Energy	4.0%
Equity Real Estate Investment	1.9%
Financial Services	6.6%
Food, Beverage & Tobacco	2.8%
Health Care Equipment & Services	4.9%
Household & Personal Products	1.4%
Insurance	2.0%
Materials	2.1%
Media & Entertainment	6.8%
Pharmaceuticals, Biotechnology & Life Sciences	6.5%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	6.3%
Software & Services	10.5%
Technology Hardware & Equipment	7.8%
Telecommunication Services	0.8%
Transportation	1.3%
Utilities	2.2%
Government Notes/Bonds	10.1%
Other Assets in Excess of Liabilities	2.4%
100.0%

(a)	The Fund may classify a company in a different category than the Metaurus US Large Cap Dividend Multiplier Total Return - Series 400.

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return (the “Index”) uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as operating liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	2.68%	29.21%	9.98%	7.79%
Pacer American Energy Independence ETF - Market	2.28%	29.19%	9.91%	7.77%
American Energy Independence Total Return Index (3)	3.66%	30.78%	11.25%	9.03%
S&P 500 Index (3)	10.14%	10.36%	11.01%	9.91%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is December 12, 2017. The Fund is the sucessor to the investment performance of the American Energy Independence ETF (the “Predecessor USAI”) as a result of the reorganization of the Predecessor USAI Fund into the Fund on December 16, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to December 16, 2019 is that of the Predecessor USAI Fund’s Shares for the Fund. The Predecessor USAI Fund was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Engineering the Future ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 4, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Robotics and 3D Printing Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues (25% for current Index components) from robots or manufacturing automation equipment (“robotics”); computer aided design (“CAD”) software; or 3D printing centers, 3D printing hardware, 3D printing simulation software, 3D scanning and measurement software, and 3D printing materials (collectively, “Robotics and 3D Printing Companies”), as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer BlueStar Engineering the Future ETF - NAV	4.18%	-9.37%
Pacer BlueStar Engineering the Future ETF - Market	4.37%	-9.29%
BlueStar Robotics and 3D Printing Index	3.97%	-9.53%
S&P 500 Index (3)	10.14%	0.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 4, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Digital Entertainment ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 7, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Global Online Gambling, Video Gaming, and eSports Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of digital entertainment companies. Companies eligible to be added to the Index are those that derive at least 50% of their revenues from the following activities: online gambling platforms or software related to online gambling; video game development and software related to the development of video games or hardware such as computer processors and graphics cards used in video gaming systems, controllers, headsets, and gaming consoles; and streaming services or video games and/or hardware for use in eSports events or that are involved in eSports events such as league operators, teams, distributors and platforms, (collectively, “Digital Entertainment”) as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer BlueStar Digital Entertainment ETF - NAV	13.74%	-7.04%
Pacer BlueStar Digital Entertainment ETF - Market	14.04%	-7.01%
BlueStar Global Online Gambling, Video Gaming, and eSports Index	12.94%	-7.97%
S&P 500 Index (3)	10.14%	-2.82%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 7, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Fund of Funds ETF - NAV	10.42%	5.86%
Pacer Swan SOS Fund of Funds ETF - Market	9.85%	5.78%
S&P 500 Index (3)	10.14%	5.88%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.93%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 29, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Conservative (January) ETF - NAV	8.79%	3.57%
Pacer Swan SOS Conservative (January) ETF - Market	9.17%	3.57%
S&P 500 Index (3)	10.14%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 18.25% (before fees and expenses of the Fund) and 17.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 3, 2023 to December 29,2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Moderate (January) ETF - NAV	11.21%	5.60%
Pacer Swan SOS Moderate (January) ETF - Market	11.29%	5.59%
S&P 500 Index (3)	10.14%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (January) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 21.90% (before fees and expenses of the Fund) and 21.15% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 3, 2023 to December 29, 2023.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Flex (January) ETF - NAV	13.05%	8.44%
Pacer Swan SOS Flex (January) ETF - Market	13.25%	8.48%
S&P 500 Index (3)	10.14%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.43% (before fees and expenses of the Fund) and 13.68% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 3, 2023 to March 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Conservative (April) ETF - NAV	3.13%	1.46%
Pacer Swan SOS Conservative (April) ETF - Market	3.24%	1.42%
S&P 500 Index (3)	10.14%	3.71%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.95% (before fees and expenses of the Fund) and 14.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 3, 2023 to March 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Moderate (April) ETF - NAV	8.70%	4.26%
Pacer Swan SOS Moderate (April) ETF - Market	9.02%	4.31%
S&P 500 Index (3)	10.14%	3.71%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.80% (before fees and expenses of the Fund) and 17.05% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 3, 2023 to March 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Flex (April) ETF - NAV	9.80%	5.53%
Pacer Swan SOS Flex (April) ETF - Market	10.07%	5.57%
S&P 500 Index (3)	10.14%	3.71%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023 as supplemented April 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.73% (before fees and expenses of the Fund) and 13.98% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 3, 2023 to June 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Conservative (July) ETF - NAV	9.16%	1.65%
Pacer Swan SOS Conservative (July) ETF - Market	9.15%	1.71%
S&P 500 Index (3)	10.14%	0.52%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.52% (before fees and expenses of the Fund) and 13.77% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 3, 2023 to June 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Moderate (July) ETF - NAV	11.19%	5.02%
Pacer Swan SOS Moderate (July) ETF - Market	11.33%	5.07%
S&P 500 Index (3)	10.14%	0.52%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.72% (before fees and expenses of the Fund) and 15.97% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 3, 2023 to June 28, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Flex (July) ETF - NAV	10.49%	5.01%
Pacer Swan SOS Flex (July) ETF - Market	10.65%	5.07%
S&P 500 Index (3)	10.14%	0.52%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 3, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.95% (before fees and expenses of the Fund) and 15.20% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 2, 2023 to September 30, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Conservative (October) ETF - NAV	12.54%	4.27%
Pacer Swan SOS Conservative (October) ETF - Market	12.01%	4.20%
S&P 500 Index (3)	10.14%	0.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 2, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 15.50% (before fees and expenses of the Fund) and 14.75% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 2, 2023 to September 30, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Moderate (October) ETF - NAV	13.22%	6.55%
Pacer Swan SOS Moderate (October) ETF - Market	13.05%	6.60%
S&P 500 Index (3)	10.14%	0.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 2, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.65% (before fees and expenses of the Fund) and 16.90% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 2, 2023 to September 30, 2024.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Swan SOS Flex (October) ETF - NAV	11.66%	7.42%
Pacer Swan SOS Flex (October) ETF - Market	11.62%	7.46%
S&P 500 Index (3)	10.14%	0.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 2, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 300 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 300% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - NAV	9.08%	-0.74%
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF - Market	8.97%	-0.71%
Metaurus US Large Cap Dividend Multiplier Index – Series 300 (3)	9.87%	0.04%
S&P 500® Index (3)	10.14%	-0.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Metaurus US Large Cap Dividend Multiplier Index - Series 400 has two components: (i) an S&P 500 Index component (the “S&P 500 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the S&P 500. The Dividend Component is designed to give the Fund exposure to approximately 400% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the S&P 500 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by S&P 500 companies during the term of the futures contract.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns (1)
(For the periods ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - NAV	9.53%	-0.30%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF - Market	9.51%	-0.21%
Metaurus US Large Cap Dividend Multiplier Index – Series 400 (3)	9.74%	0.25%
S&P 500® Index (3)	10.14%	-0.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2023, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 12, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2023 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(a)
Pacer American Energy Independence ETF
Actual	0.75%	$ 1,000.00	$ 1,052.60	$ 3.88
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer BlueStar Engineering the Future ETF
Actual	0.60%	$ 1,000.00	$ 900.50	$ 2.87
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,022.18	$ 3.06
Pacer BlueStar Digital Entertainment ETF
Actual	0.60%	$ 1,000.00	$ 884.00	$ 2.85
Hypothetical(b)	0.60%	$ 1,000.00	$ 1,022.18	$ 3.06
Pacer Swan SOS Fund of Funds ETF
Actual	0.18%	$ 1,000.00	$ 1,025.40	$ 0.92
Hypothetical(b)	0.18%	$ 1,000.00	$ 1,024.30	$ 0.92
Pacer Swan SOS Conservative (January) ETF
Actual	0.75%	$ 1,000.00	$ 1,019.40	$ 3.82
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Moderate (January) ETF
Actual	0.75%	$ 1,000.00	$ 1,018.30	$ 3.82
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Flex (January) ETF
Actual	0.75%	$ 1,000.00	$ 1,009.50	$ 3.80
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Conservative (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,010.90	$ 3.80
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2023 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(a)
Pacer Swan SOS Moderate (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,015.20	$ 3.81
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Flex (April) ETF
Actual	0.75%	$ 1,000.00	$ 1,014.70	$ 3.81
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Conservative (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,015.20	$ 3.81
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Moderate (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,034.10	$ 3.85
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Flex (July) ETF
Actual	0.75%	$ 1,000.00	$ 1,031.50	$ 3.84
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Conservative (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,046.00	$ 3.87
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Moderate (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,045.10	$ 3.87
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Swan SOS Flex (October) ETF
Actual	0.75%	$ 1,000.00	$ 1,023.70	$ 3.83
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.42	$ 3.82
Pacer Metaurus US Large Cap Target Dividend 300 ETF
Actual	0.79%	$ 1,000.00	$ 1,010.40	$ 4.00
Hypothetical(b)	0.79%	$ 1,000.00	$ 1,021.22	$ 4.02
Pacer Metaurus US Large Cap Target Dividend 400 ETF
Actual	0.79%	$ 1,000.00	$ 1,012.50	$ 4.01
Hypothetical(b)	0.79%	$ 1,000.00	$ 1,021.22	$ 4.02

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Shares	Value
COMMON STOCKS — 99.2%

Energy — 99.2%
Antero Midstream Corp.(a)	97,658	$1,205,100
Archrock, Inc.	72,549	919,196
Cheniere Energy, Inc.	19,907	3,312,923
Crestwood Equity Partners LP	16,900	461,032
DT Midstream, Inc.(a)	23,874	1,288,480
Enbridge, Inc.	92,113	2,951,867
Energy Transfer LP	135,190	1,777,749
EnLink Midstream LLC(a)	82,435	1,013,126
Enterprise Products Partners LP	116,055	3,022,071
Equitrans Midstream Corp.(a)	122,336	1,085,120
Excelerate Energy, Inc. - Class A	41,706	593,059
Genesis Energy LP	34,749	385,019
Gibson Energy, Inc.	64,506	980,091
Hess Midstream LP - Class A	30,802	924,060
Holly Energy Partners LP	15,872	337,280
Keyera Corp.	54,418	1,265,535
Kinder Morgan, Inc.	111,925	1,813,185
Kinetik Holdings, Inc.(a)	22,389	793,466
Kodiak Gas Services, Inc.(b)	42,180	725,074
MPLX LP	37,932	1,367,069
New Fortress Energy, Inc.(a)	30,577	926,483
NextDecade Corp.(a)(b)	138,309	607,177
NuStar Energy LP	24,959	426,799
ONEOK, Inc.	47,898	3,122,950
Pembina Pipeline Corp.	61,606	1,896,048
Plains GP Holdings LP - Class A	64,198	1,006,625
Targa Resources Corp.	22,317	1,865,924
TC Energy Corp.	87,422	3,010,834
Western Midstream Partners LP(a)	26,750	717,703
Williams Cos., Inc.	94,520	3,251,488
Total Energy		43,052,533
TOTAL COMMON STOCKS (Cost $36,335,411)		43,052,533

Investments Purchased with Proceeds from Securities Lending — 8.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	3,725,563	$3,725,563
Total Investments Purchased with Proceeds from Securities Lending (Cost $3,725,563)		3,725,563

TOTAL INVESTMENTS — 107.8%
(Cost $40,060,974)		46,778,096
Liabilities in Excess of Other Assets — (7.8)%		(3,389,644)
TOTAL NET ASSETS — 100.0%		$43,388,452

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $3,635,798 which represented 8.4% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Engineering the Future ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Shares	Value
COMMON STOCKS — 100.0%

Consumer Discretionary — 1.9%
Denso Corp.	1,816	$26,375
Total Consumer Discretionary		26,375

Health Care — 1.0%
BICO Group AB(a)	5,118	13,555
Total Health Care		13,555

Industrials — 21.0%
3D Systems Corp.(a)	7,712	28,766
Amada Co. Ltd.	381	3,648
ANDRITZ AG	93	4,266
ATS Corp.(a)	101	3,398
Daifuku Co. Ltd.	347	5,651
Desktop Metal, Inc.(a)	21,193	18,362
Duerr AG	97	1,986
Emerson Electric Co.	448	39,858
FANUC Corp.	663	15,992
Fuji Corp./Aichi	180	2,682
Konecranes Oyj	100	3,267
Lincoln Electric Holdings, Inc.	50	8,740
Proto Labs, Inc.(a)	1,415	33,408
Rockwell Automation, Inc.	88	23,127
Siemens AG	638	84,270
Velo3D, Inc.(a)	10,661	14,073
Yaskawa Electric Corp.	148	4,766
Total Industrials		296,260

Information Technology — 76.1%
Advantest Corp.	376	9,472
Altair Engineering, Inc. - Class A(a)	90	5,591
Ambarella, Inc.(a)	48	2,160
ANSYS, Inc.(a)	246	68,452
Applied Materials, Inc.	582	77,028
ASM International NV	41	16,836
ASML Holding NV	191	114,372
ASMPT Ltd.	360	3,037
Autodesk, Inc.(a)	644	127,273
Axcelis Technologies, Inc.(a)	30	3,825
Azbil Corp.	131	3,818
BE Semiconductor Industries NV	75	7,713
Bentley Systems, Inc. - Class B	799	38,863
Cognex Corp.	143	5,147
Dassault Systemes SE	2,587	106,137
Disco Corp.	64	11,053
FARO Technologies, Inc.(a)	1,540	19,820
Keyence Corp.	162	62,203
KLA Corp.	98	46,031
Kulicke & Soffa Industries, Inc.	60	2,497
Lam Research Corp.	102	59,998

	Shares	Value
Information Technology — 76.1% (Continued)
Lasertec Corp.	79	$13,148
Materialise NV - ADR(a)	1,377	7,574
Nano Dimension Ltd. - ADR(a)	20,077	53,405
Nemetschek SE	199	14,808
Nova Ltd.(a)	30	2,849
Omron Corp.	157	5,543
Onto Innovation, Inc.(a)	46	5,169
PTC, Inc.(a)	297	41,705
Renishaw PLC	899	33,643
SCREEN Holdings Co. Ltd.	94	4,304
Stratasys Ltd.(a)	4,432	45,073
Teledyne Technologies, Inc.(a)	31	11,612
Teradyne, Inc.	108	8,993
Tokyo Electron Ltd.	290	37,829
Total Information Technology		1,076,981
TOTAL COMMON STOCKS (Cost $1,538,527)		1,413,171

TOTAL INVESTMENTS — 100.0%
(Cost $1,538,527)		1,413,171
Other Assets in Excess of Liabilities — 0.0%(b)		399
TOTAL NET ASSETS — 100.0%		$1,413,570

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Shares	Value
COMMON STOCKS — 95.6%

Communication Services — 33.7%(a)
Better Collective AS(b)	241	$5,824
Capcom Co. Ltd.	284	9,074
Catena Media PLC(b)	2,643	4,085
CD Projekt SA	305	7,600
Electronic Arts, Inc.	135	16,711
Kingsoft Corp. Ltd.	2,872	10,020
Konami Group Corp.	198	10,138
NetEase, Inc. - ADR	193	20,636
Nexon Co. Ltd.	571	10,351
Nintendo Co. Ltd.	439	18,034
ROBLOX Corp. - Class A(b)	438	13,933
Sea Ltd. - ADR(b)	342	14,261
Skillz, Inc.(b)	602	3,082
Square Enix Holdings Co. Ltd.	282	9,310
Take-Two Interactive Software, Inc.(b)	101	13,509
Tencent Holdings Ltd.	1,559	57,622
Ubisoft Entertainment SA(b)	365	10,370
Total Communication Services		234,560

Consumer Discretionary — 53.1%(a)
888 Holdings PLC(b)	3,988	3,949
Aristocrat Leisure Ltd.	522	12,734
Bally’s Corp.(b)	409	3,730
Bandai Namco Holdings, Inc.	569	11,658
Betmakers Technology Group Ltd.(b)	54,362	2,719
Betsson AB - Class B	923	9,269
DraftKings, Inc.(b)	2,144	59,218
Entain PLC	2,570	29,015
Everi Holdings, Inc.(b)	649	7,003
Evolution AB(e)	607	53,890
Flutter Entertainment PLC(b)	374	58,489
GameStop Corp. (b)	598	8,234
Jumbo Interactive Ltd.	666	5,844
Kambi Group PLC(b)	348	4,980
Kindred Group PLC	1,214	9,916
La Francaise des Jeux SAEM(e)	735	23,633
Light & Wonder, Inc.(b)	350	25,589
NEOGAMES SA(b)	216	5,573
Playtech PLC(b)	2,206	10,509
PointsBet Holdings Ltd.	9,079	4,340
Rank Group PLC(b)	1,164	949
Rush Street Interactive, Inc.(b)	1,014	3,620
Sportradar Holding AG(b)	748	6,605
Super Group SGHC Ltd.(b)	1,962	7,514
Zeal Network SE	26	838
Total Consumer Discretionary		369,818

	Shares	Value
Information Technology — 8.8%
Advanced Micro Devices, Inc.(b)	223	$21,965
AppLovin Corp. - Class A(b)	278	10,130
NVIDIA Corp.	52	21,206
Unity Software, Inc.(b)	318	8,068
Total Information Technology		61,369
TOTAL COMMON STOCKS (Cost $752,776)		665,747

WARRANTS — 0.0%(c)

Consumer Discretionary — 0.0%(c)
PointsBet Holdings Ltd., Expires July 08, 2024, Exercise Price $10.00(b)(d)	252	0
TOTAL WARRANTS (Cost $0)		0

EXCHANGE TRADED FUNDS — 4.3%
iShares MSCI South Korea ETF	353	19,397
iShares MSCI Taiwan ETF	242	10,532
TOTAL EXCHANGE TRADED FUNDS (Cost $32,770)		29,929

TOTAL INVESTMENTS — 99.9%
(Cost $785,546)		695,676
Other Assets in Excess of Liabilities — 0.1%		800
TOTAL NET ASSETS — 100.0%		$696,476

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

CD Certificate of Deposit

PLC - Public Limited Company

(a)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $0 or 0.0% of net assets as of October 31, 2023.

(e)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $77,523 or 11.1% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.4%(a)(b)
Pacer Swan SOS Conservative (April) ETF	327,442	$6,999,564
Pacer Swan SOS Conservative (January) ETF	308,978	7,022,730
Pacer Swan SOS Conservative (July) ETF	313,311	6,675,436
Pacer Swan SOS Conservative (October) ETF	214,178	4,786,686
Pacer Swan SOS Flex (April) ETF	472,770	11,208,857
Pacer Swan SOS Flex (January) ETF	437,034	11,337,929
Pacer Swan SOS Flex (July) ETF	483,971	11,125,622
Pacer Swan SOS Flex (October) ETF	380,730	9,073,405
Pacer Swan SOS Moderate (April) ETF	1,013,302	23,291,152
Pacer Swan SOS Moderate (January) ETF	1,183,273	28,282,709
Pacer Swan SOS Moderate (July) ETF	1,185,133	27,240,163
Pacer Swan SOS Moderate (October) ETF	1,070,760	25,093,689
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $165,487,577)		172,137,942

TOTAL INVESTMENTS — 99.4%
(Cost $165,487,577)		172,137,942
Other Assets in Excess of Liabilities — 0.6%		1,100,883
TOTAL NET ASSETS — 100.0%		$173,238,825

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 99.7%(a)

Call Options — 99.4%
SPDR S&P 500 ETF
Expires December 29, 2023 at $4.21	$10,329,540	247	$10,171,115
Total Call Options			10,171,115

Put Options — 0.3%
SPDR S&P 500 ETF
Expires December 29, 2023 at $363.31	10,329,540	247	28,877
Total Put Options			28,877
TOTAL OPTIONS (Cost $9,827,683)			10,199,992

TOTAL INVESTMENTS — 99.7% (Cost $9,827,683)			10,199,992
Other Assets in Excess of Liabilities — 0.3%			29,217
TOTAL NET ASSETS — 100.0%			$10,229,209

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (0.3)%(a)

Call Options — (0.3)%
SPDR S&P 500 ETF
Expires December 29, 2023 at $447.83	$10,329,540	247	$(26,928)
Total Call Options			(26,928)

Put Options — 0.0%(b)
SPDR S&P 500 ETF
Expires December 29, 2023 at $267.70	10,329,540	247	(3,651)
Total Put Options			(3,651)
Total Options Written (Premiums received $423,597)			$(30,579)

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 99.4%(a)

Call Options — 98.8%
SPDR S&P 500 ETF
Expires December 29, 2023 at $4.24	$34,166,940	817	$33,673,472
Total Call Options			33,673,472

Put Options — 0.6%
SPDR S&P 500 ETF
Expires December 29, 2023 at $382.47	34,166,940	817	201,799
Total Put Options			201,799
TOTAL OPTIONS (Cost $33,133,495)			33,875,271

TOTAL INVESTMENTS — 99.4% (Cost $33,133,495)			33,875,271
Other Assets in Excess of Liabilities — 0.6%			194,005
TOTAL NET ASSETS — 100.0%			$34,069,276

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (0.3)%(a)

Call Options — (0.2)%
SPDR S&P 500 ETF
Expires December 29, 2023 at $452.22	$34,166,940	817	$(55,556)
Total Call Options			(55,556)

Put Options — (0.1)%
SPDR S&P 500 ETF
Expires December 29, 2023 at $325.07	34,166,940	817	(30,229)
Total Put Options			(30,229)
Total Options Written (Premiums received $1,446,961)			$(85,785)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 99.3%(a)

Call Options — 98.7%
SPDR S&P 500 ETF
Expires December 29, 2023 at $4.28	$18,191,700	435	$17,909,677
Total Call Options			17,909,677

Put Options — 0.6%
SPDR S&P 500 ETF
Expires December 29, 2023 at $229.46	18,191,700	435	2,871
Expires December 29, 2023 at $382.43	18,191,700	435	107,371
Total Put Options			110,242
TOTAL OPTIONS (Cost $17,752,555)			18,019,919

TOTAL INVESTMENTS — 99.3% (Cost $17,752,555)			18,019,919
Other Assets in Excess of Liabilities — 0.7%			127,297
TOTAL NET ASSETS — 100.0%			$18,147,216

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (0.1)%(a)

Call Options — 0.0%(b)
SPDR S&P 500 ETF
Expires December 29, 2023 at $466.18	$18,191,700	435	$(7,191)
Total Call Options			(7,191)

Put Options — (0.1)%
SPDR S&P 500 ETF
Expires December 29, 2023 at $305.94	36,383,400	870	(25,543)
Total Put Options			(25,543)
Total Options Written (Premiums received $884,876)			$(32,734)

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 99.6%(a)

Call Options — 97.7%
SPDR S&P 500 ETF
Expires March 28, 2024 at $4.50	$10,120,440	242	$9,927,373
Total Call Options			9,927,373

Put Options — 1.9%
SPDR S&P 500 ETF
Expires March 28, 2024 at $388.92	10,120,440	242	188,712
Total Put Options			188,712
TOTAL OPTIONS (Cost $10,115,408)			10,116,085

TOTAL INVESTMENTS — 99.6% (Cost $10,115,408)			10,116,085
Other Assets in Excess of Liabilities — 0.4%			48,585
TOTAL NET ASSETS — 100.0%			$10,164,670

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (0.6)%(a)

Call Options — (0.4)%
SPDR S&P 500 ETF
Expires March 28, 2024 at $468.46	$10,120,440	242	$(44,841)
Total Call Options			(44,841)

Put Options — (0.2)%
SPDR S&P 500 ETF
Expires March 28, 2024 at $286.57	10,120,440	242	(23,585)
Total Put Options			(23,585)
Total Options Written (Premiums received $342,033)			$(68,426)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 100.2%(a)

Call Options — 97.3%
SPDR S&P 500 ETF
Expires March 28, 2024 at $4.54	$29,608,560	708	$29,040,970
Total Call Options			29,040,970

Put Options — 2.9%
SPDR S&P 500 ETF
Expires March 28, 2024 at $409.43	29,608,560	708	868,008
Total Put Options			868,008
TOTAL OPTIONS (Cost $30,284,136)			29,908,978

TOTAL INVESTMENTS — 100.2% (Cost $30,284,136)			29,908,978
Liabilities in Excess of Other Assets — (0.2)%			(60,235)
TOTAL NET ASSETS — 100.0%			$29,848,743

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (1.1)%(a)

Call Options — (0.4)%
SPDR S&P 500 ETF
Expires March 28, 2024 at $470.59	$29,608,560	708	$(119,652)
Total Call Options			(119,652)

Put Options — (0.7)%
SPDR S&P 500 ETF
Expires March 28, 2024 at $347.98	29,608,560	708	(212,400)
Total Put Options			(212,400)
Total Options Written (Premiums received $1,345,249)			$(332,052)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 100.0%(a)

Call Options — 97.0%
SPDR S&P 500 ETF
Expires March 28, 2024 at $4.59	$16,393,440	392	$16,077,284
Total Call Options			16,077,284

Put Options — 3.0%
SPDR S&P 500 ETF
Expires March 28, 2024 at $409.39	16,393,440	392	479,024
Expires March 28, 2024 at $245.63	16,393,440	392	22,450
Total Put Options			501,474
TOTAL OPTIONS (Cost $16,652,340)			16,578,758

TOTAL INVESTMENTS — 100.0% (Cost $16,652,340)			16,578,758
Other Assets in Excess of Liabilities — 0.0%(b)			2,926
TOTAL NET ASSETS — 100.0%			$16,581,684

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (1.1)%(a)

Call Options — (0.2)%
SPDR S&P 500 ETF
Expires March 28, 2024 at $482.26	$16,393,440	392	$(29,565)
Total Call Options			(29,565)

Put Options — (0.9)%
SPDR S&P 500 ETF
Expires March 28, 2024 at $327.51	32,786,880	784	(156,800)
Total Put Options			(156,800)
Total Options Written (Premiums received $851,393)			$(186,365)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 99.8%(a)

Call Options — 95.3%
SPDR S&P 500 ETF
Expires June 28, 2024 at $4.88	$8,824,020	211	$8,611,003
Total Call Options			8,611,003

Put Options — 4.5%
SPDR S&P 500 ETF
Expires June 28, 2024 at $421.12	8,824,020	211	415,670
Total Put Options			415,670
TOTAL OPTIONS (Cost $9,614,295)			9,026,673

TOTAL INVESTMENTS — 99.8% (Cost $9,614,295)			9,026,673
Other Assets in Excess of Liabilities — 0.2%			18,565
TOTAL NET ASSETS — 100.0%			$9,045,238

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (0.9)%(a)

Call Options — (0.2)%
SPDR S&P 500 ETF
Expires June 28, 2024 at $508.58	$8,824,020	211	$(15,397)
Total Call Options			(15,397)

Put Options — (0.7)%
SPDR S&P 500 ETF
Expires June 28, 2024 at $310.30	8,824,020	211	(60,713)
Total Put Options			(60,713)
Total Options Written (Premiums received $370,464)			$(76,110)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 101.2%(a)

Call Options — 94.5%
SPDR S&P 500 ETF
Expires June 28, 2024 at $4.92	$40,565,400	970	$39,582,401
Total Call Options			39,582,401

Put Options — 6.7%
SPDR S&P 500 ETF
Expires June 28, 2024 at $443.32	40,565,400	970	2,827,298
Total Put Options			2,827,298
TOTAL OPTIONS (Cost $44,324,873)			42,409,699

TOTAL INVESTMENTS — 101.2% (Cost $44,324,873)			42,409,699
Liabilities in Excess of Other Assets — (1.2)%			(505,871)
TOTAL NET ASSETS — 100.0%			$41,903,828

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (2.3)%(a)

Call Options — (0.2)%
SPDR S&P 500 ETF
Expires June 28, 2024 at $507.64	$40,565,400	970	$(74,001)
Total Call Options			(74,001)

Put Options — (2.1)%
SPDR S&P 500 ETF
Expires June 28, 2024 at $376.79	40,565,400	970	(870,090)
Total Put Options			(870,090)
Total Options Written (Premiums received $1,831,075)			$(944,091)

(a) Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 102.2%(a)

Call Options — 95.1%
SPDR S&P 500 ETF
Expires June 28, 2024 at $4.96	$22,373,700	535	$21,829,483
Total Call Options			21,829,483

Put Options — 7.1%
SPDR S&P 500 ETF
Expires June 28, 2024 at $265.97	22,373,700	535	80,202
Expires June 28, 2024 at $443.28	22,373,700	535	1,540,265
Total Put Options			1,620,467
TOTAL OPTIONS (Cost $24,979,709)			23,449,950

TOTAL INVESTMENTS — 102.2% (Cost $24,979,709)			23,449,950
Liabilities in Excess of Other Assets — (2.2)%			(489,712)
TOTAL NET ASSETS — 100.0%			$22,960,238

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (2.9)%(a)

Call Options — (0.1)%
SPDR S&P 500 ETF
Expires June 28, 2024 at $517.40	$22,373,700	535	$(26,461)
Total Call Options			(26,461)

Put Options — (2.8)%
SPDR S&P 500 ETF
Expires June 28, 2024 at $354.62	44,747,400	1,070	(644,333)
Total Put Options			(644,333)
Total Options Written (Premiums received $1,807,282)			$(670,794)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 100.7%(a)

Call Options — 96.4%
SPDR S&P 500 ETF
Expires September 30, 2024 at $4.70	$6,649,380	159	$6,469,976
Total Call Options			6,469,976

Put Options — 4.3%
SPDR S&P 500 ETF
Expires September 30, 2024 at $406.11	6,649,380	159	291,132
Total Put Options			291,132
TOTAL OPTIONS (Cost $6,888,658)			6,761,108

TOTAL INVESTMENTS — 100.7% (Cost $6,888,658)			6,761,108
Liabilities in Excess of Other Assets — (0.7)%			(48,136)
TOTAL NET ASSETS — 100.0%			$6,712,972

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (1.8)%(a)

Call Options — (0.9)%
SPDR S&P 500 ETF
Expires September 30, 2024 at $495.66	$6,649,380	159	$(62,037)
Total Call Options			(62,037)

Put Options — (0.9)%
SPDR S&P 500 ETF
Expires September 30, 2024 at $299.24	6,649,380	159	(57,658)
Total Put Options			(57,658)
Total Options Written (Premiums received $169,799)			$(119,695)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 102.1%(a)

Call Options — 96.2%
SPDR S&P 500 ETF
Expires September 30, 2024 at $4.75	$36,467,040	872	$35,479,021
Total Call Options			35,479,021

Put Options — 5.9%
SPDR S&P 500 ETF
Expires September 30, 2024 at $427.52	36,467,040	872	2,188,458
Total Put Options			2,188,458
TOTAL OPTIONS (Cost $38,302,647)			37,667,479

TOTAL INVESTMENTS — 102.1% (Cost $38,302,647)			37,667,479
Liabilities in Excess of Other Assets — (2.1)%			(803,896)
TOTAL NET ASSETS — 100.0%			$36,863,583

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (3.2)%(a)

Call Options — (1.0)%
SPDR S&P 500 ETF
Expires September 30, 2024 at $493.74	$36,467,040	872	$(368,359)
Total Call Options			(368,359)

Put Options — (2.2)%
SPDR S&P 500 ETF
Expires September 30, 2024 at $363.36	36,467,040	872	(824,162)
Total Put Options			(824,162)
Total Options Written (Premiums received $1,441,940)			$(1,192,521)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Notional	Contracts	Value
OPTIONS PURCHASED — 102.9%(a)

Call Options — 96.4%
SPDR S&P 500 ETF
Expires September 30, 2024 at $4.79	$10,622,280	254	$10,333,524
Total Call Options			10,333,524

Put Options — 6.5%
SPDR S&P 500 ETF
Expires September 30, 2024 at $256.49	10,622,280	254	52,385
Expires September 30, 2024 at $427.48	10,622,280	254	637,096
Total Put Options			689,481
TOTAL OPTIONS (Cost $11,208,900)			11,023,005

TOTAL INVESTMENTS — 102.9% (Cost $11,208,900)			11,023,005
Liabilities in Excess of Other Assets — (2.9)%			(308,331)
TOTAL NET ASSETS — 100.0%			$10,714,674

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
October 31, 2023

	Notional	Contracts	Value
Options Written — (3.9)%(a)

Call Options — (0.7)%
SPDR S&P 500 ETF
Expires September 30, 2024 at $502.93	$10,622,280	254	$(72,728)
Total Call Options			(72,728)

Put Options — (3.2)%
SPDR S&P 500 ETF
Expires September 30, 2024 at $341.98	21,244,560	508	(344,612)
Total Put Options			(344,612)
Total Options Written (Premiums received $473,934)			$(417,340)

(a)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Shares	Value
COMMON STOCKS — 92.1%

Communication Services — 8.2%
Alphabet, Inc. - Class A(a)	142	$17,618
Alphabet, Inc. - Class C(a)	121	15,161
AT&T, Inc.	172	2,649
Charter Communications, Inc. - Class A(a)	2	806
Comcast Corp.	99	4,088
Electronic Arts, Inc.	6	743
Fox Corp. - Class A	6	182
Fox Corp. - Class B	3	84
Interpublic Group of Cos., Inc.	9	256
Live Nation Entertainment, Inc.(a)	3	240
Match Group, Inc.(a)	7	242
Meta Platforms, Inc. - Class A -(a)	53	15,967
Netflix, Inc.(a)	11	4,529
News Corp. - Class B	3	64
News Corp.	9	186
Omnicom Group, Inc.	5	375
Paramount Global - Class B	12	131
Take-Two Interactive Software, Inc.(a)	4	535
T-Mobile US, Inc.(a)	12	1,726
Verizon Communications, Inc.	101	3,548
Walt Disney Co.(a)	44	3,590
Warner Bros Discovery, Inc.(a)	53	527
Total Communication Services		73,247

Consumer Discretionary — 9.8%
Airbnb, Inc. - Class A(a)	10	1,183
Amazon.com, Inc.(a)	218	29,014
Aptiv PLC(a)	7	611
Bath & Body Works, Inc.	5	148
Best Buy Co., Inc.	5	334
Booking Holdings, Inc.(a)	1	2,790
BorgWarner, Inc.	6	221
Caesars Entertainment, Inc.(a)	5	199
CarMax, Inc.(a)	4	244
Carnival Corp.(a)	24	275
Chipotle Mexican Grill, Inc.(a)	1	1,942
Darden Restaurants, Inc.	3	437
Domino’s Pizza, Inc.	1	339
DR Horton, Inc.	7	731
eBay, Inc.	13	510
Etsy, Inc.(a)	3	187
Expedia Group, Inc.(a)	3	286
Ford Motor Co.	94	917
Garmin Ltd.	4	410
General Motors Co.	33	931
Genuine Parts Co.	3	387
Hasbro, Inc.	3	135

	Shares	Value
Consumer Discretionary — 9.8% (Continued)
Hilton Worldwide Holdings, Inc.	6	$909
Home Depot, Inc.	24	6,833
Las Vegas Sands Corp.	8	380
Lennar Corp. - Class A	6	640
LKQ Corp.	6	264
Lowe’s Cos., Inc.	14	2,668
Lululemon Athletica, Inc.(a)	3	1,180
Marriott International, Inc./MD - Class A	6	1,131
McDonald’s Corp.	17	4,457
MGM Resorts International	7	244
Mohawk Industries, Inc.(a)	1	80
NIKE, Inc. - Class B	29	2,980
Norwegian Cruise Line Holdings Ltd.(a)	10	136
O’Reilly Automotive, Inc.(a)	1	930
Pool Corp.	1	316
PulteGroup, Inc.	5	368
Ralph Lauren Corp.	1	113
Ross Stores, Inc.	8	928
Royal Caribbean Cruises Ltd.(a)	6	508
Starbucks Corp.	27	2,490
Tapestry, Inc.	6	165
Tesla Motors, Inc.(a)	66	13,255
TJX Cos., Inc.	28	2,466
Tractor Supply Co.	3	578
Ulta Beauty, Inc.(a)	1	381
VF Corp.	8	118
Whirlpool Corp.	1	105
Wynn Resorts Ltd.	2	176
Yum! Brands, Inc.	7	846
Total Consumer Discretionary		87,876

Consumer Staples — 6.2%
Altria Group, Inc.	43	1,727
Archer-Daniels-Midland Co.	13	930
Brown-Forman Corp. - Class B	4	225
Bunge Ltd.	4	424
Campbell Soup Co.	5	202
Church & Dwight Co., Inc.	6	546
Clorox Co.	3	353
Coca-Cola Co.	93	5,254
Colgate-Palmolive Co.	20	1,502
Conagra Brands, Inc.	11	301
Constellation Brands, Inc. - Class A	4	937
Costco Wholesale Corp.	11	6,077
Dollar General Corp.	5	595
Dollar Tree, Inc.(a)	5	555
Estee Lauder Cos., Inc.	6	773
General Mills, Inc.	14	913

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 92.1% (Continued)
Consumer Staples — 6.2% (Continued)
Hershey Co.	4	$749
Hormel Foods Corp.	7	228
J M Smucker Co.	2	228
Kellanova	6	303
Kenvue, Inc.	41	763
Keurig Dr Pepper, Inc.	24	728
Kimberly-Clark Corp.	8	957
Kroger Co.	16	726
Lamb Weston Holdings, Inc.	3	269
McCormick & Co., Inc./MD	6	383
Molson Coors Beverage Co.	4	231
Mondelez International, Inc. - Class A	33	2,185
Monster Beverage Corp.(a)	18	920
PepsiCo, Inc.	33	5,388
Philip Morris International, Inc.	37	3,299
Procter & Gamble Co.	57	8,553
Sysco Corp.	12	798
Target Corp.	11	1,219
The Kraft Heinz Co.	19	598
Tyson Foods, Inc. - Class A	7	324
Walgreens Boots Alliance, Inc.	17	358
Walmart, Inc.	34	5,556
Total Consumer Staples		56,077

Energy — 4.3%
APA Corp.	7	278
Baker Hughes Co.	24	826
Chevron Corp.	43	6,266
ConocoPhillips	29	3,445
Coterra Energy, Inc.	18	495
Devon Energy Corp.	15	699
Diamondback Energy, Inc.	4	641
EOG Resources, Inc.	14	1,768
EQT Corp.	9	381
Exxon Mobil Corp.	96	10,161
Halliburton Co.	22	865
Hess Corp.	7	1,011
Kinder Morgan, Inc.	47	761
Marathon Oil Corp.	15	410
Marathon Petroleum Corp.	10	1,513
Occidental Petroleum Corp.	16	989
ONEOK, Inc.	11	717
Phillips 66	11	1,255
Pioneer Natural Resources Co.	6	1,434
Schlumberger Ltd.	34	1,892
Targa Resources Corp.	5	418
Valero Energy Corp.	8	1,016

	Shares	Value
Energy — 4.3% (Continued)
Williams Cos., Inc.	29	$998
Total Energy		38,239

Financials — 12.0%
Aflac, Inc.	13	1,015
Allstate Corp.	6	769
American Express Co.	14	2,044
American International Group, Inc.	17	1,042
Ameriprise Financial, Inc.	2	629
Aon PLC	5	1,547
Arch Capital Group Ltd.(a)	9	780
Arthur J Gallagher & Co.	5	1,177
Assurant, Inc.	1	149
Bank of America Corp.	166	4,372
Bank of New York Mellon Corp.	19	808
Berkshire Hathaway, Inc. - Class B -(a)	44	15,018
BlackRock, Inc.	3	1,837
Blackstone, Inc.	17	1,570
Brown & Brown, Inc.	6	417
Capital One Financial Corp.	9	912
Cboe Global Markets, Inc.	3	492
Charles Schwab Corp.	36	1,873
Chubb Ltd.	10	2,145
Cincinnati Financial Corp.	4	399
Citigroup, Inc.	46	1,817
Citizens Financial Group, Inc.	11	258
CME Group, Inc.	9	1,921
Comerica, Inc.	3	118
Discover Financial Services	6	492
Everest Group Ltd.	1	396
FactSet Research Systems, Inc.	1	432
Fidelity National Information Services, Inc.	14	688
Fifth Third Bancorp	16	379
Fiserv, Inc.(a)	15	1,706
FleetCor Technologies, Inc.(a)	2	450
Franklin Resources, Inc.	7	160
Global Payments, Inc.	6	637
Globe Life, Inc.	2	233
Goldman Sachs Group, Inc.	8	2,429
Hartford Financial Services Group, Inc.	7	514
Huntington Bancshares, Inc./OH	35	338
Intercontinental Exchange, Inc.	14	1,504
Invesco Ltd.	11	143
Jack Henry & Associates, Inc.	2	282
JPMorgan Chase & Co.	70	9,734
KeyCorp.	22	225
Loews Corp.	4	256
M&T Bank Corp.	4	451

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 92.1% (Continued)
Financials — 12.0% (Continued)
MarketAxess Holdings, Inc.	1	$214
Marsh & McLennan Cos., Inc.	12	2,276
MasterCard, Inc. - Class A	20	7,527
MetLife, Inc.	15	900
Moody’s Corp.	4	1,232
Morgan Stanley	31	2,195
MSCI, Inc.	2	943
Nasdaq, Inc.	8	397
Northern Trust Corp.	5	330
PayPal Holdings, Inc.(a)	26	1,347
PNC Financial Services Group, Inc.	10	1,145
Principal Financial Group, Inc.	5	338
Progressive Corp.	14	2,213
Prudential Financial, Inc.	9	823
Raymond James Financial, Inc.	5	477
Regions Financial Corp.	23	334
S&P Global, Inc.	8	2,794
Signature Bank(a)	2	0
State Street Corp.	8	517
SVB Financial Group(a)	2	0
Synchrony Financial	10	281
T Rowe Price Group, Inc.	5	453
Travelers Cos., Inc.	5	837
Truist Financial Corp.	32	908
US Bancorp	37	1,180
Visa, Inc. - Class A	39	9,169
W R Berkley Corp.	5	337
Wells Fargo & Co.	88	3,500
Willis Towers Watson PLC	3	708
Zions Bancorp	4	123
Total Financials		108,056

Health Care — 12.4%
Abbott Laboratories	42	3,971
AbbVie, Inc.	42	5,930
Agilent Technologies, Inc.	7	724
Align Technology, Inc.(a)	2	369
Amgen, Inc.	13	3,324
Baxter International, Inc.	12	389
Becton Dickinson & Co.	7	1,769
Biogen, Inc.(a)	3	713
Bio-Rad Laboratories, Inc. - Class A(a)	1	275
Bio-Techne Corp.	4	219
Boston Scientific Corp.(a)	35	1,792
Bristol-Myers Squibb Co.	50	2,577
Cardinal Health, Inc.	6	546
Catalent, Inc.(a)	4	138
Cencora, Inc.	4	741

	Shares	Value
Health Care — 12.4% (Continued)
Centene Corp.(a)	13	$897
Charles River Laboratories International, Inc.(a)	1	168
Cigna Corp.	7	2,164
Cooper Cos., Inc.	1	312
CVS Health Corp.	31	2,139
Danaher Corp.	16	3,072
DaVita, Inc.(a)	1	77
DENTSPLY SIRONA, Inc.	5	152
DexCom, Inc.(a)	9	799
Edwards Lifesciences Corp.(a)	15	956
Elevance Health, Inc.	6	2,701
Eli Lilly & Co.	19	10,524
GE HealthCare Technologies, Inc.	9	599
Gilead Sciences, Inc.	30	2,356
HCA Healthcare, Inc.	5	1,131
Henry Schein, Inc.(a)	3	195
Hologic, Inc.(a)	6	397
Humana, Inc.	3	1,571
IDEXX Laboratories, Inc.(a)	2	799
Illumina, Inc.(a)	4	438
Incyte Corp.(a)	4	216
Insulet Corp.(a)	2	265
Intuitive Surgical, Inc.(a)	8	2,098
IQVIA Holdings, Inc.(a)	4	723
Johnson & Johnson	58	8,603
Laboratory Corp. of America Holdings	2	399
McKesson Corp.	3	1,366
Medtronic PLC	32	2,258
Merck & Co., Inc.	61	6,264
Mettler-Toledo International, Inc.(a)	1	985
Moderna, Inc.(a)	8	608
Molina Healthcare, Inc.(a)	1	333
Pfizer, Inc.	135	4,126
Quest Diagnostics, Inc.	3	390
Regeneron Pharmaceuticals, Inc.(a)	3	2,340
ResMed, Inc.	4	565
Revvity, Inc.	3	249
STERIS PLC	2	420
Stryker Corp.	8	2,162
Teleflex, Inc.	1	185
Thermo Fisher Scientific, Inc.	9	4,003
UnitedHealth Group, Inc.	22	11,781
Universal Health Services, Inc. - Class B	1	126
Vertex Pharmaceuticals, Inc.(a)	6	2,173
Viatris, Inc.	29	258
Waters Corp.(a)	1	239
West Pharmaceutical Services, Inc.	2	637

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 92.1% (Continued)
Health Care — 12.4% (Continued)
Zimmer Biomet Holdings, Inc.	5	$522
Zoetis, Inc.	11	1,727
Total Health Care		110,945

Industrials — 7.8%
3M Co.	13	1,182
A O Smith Corp.	3	209
Alaska Air Group, Inc.(a)	3	95
Allegion PLC	2	197
American Airlines Group, Inc.(a)	16	178
AMETEK, Inc.	6	845
Automatic Data Processing, Inc.	10	2,182
Axon Enterprise, Inc.(a)	2	409
Boeing Co.(a)	14	2,615
Broadridge Financial Solutions, Inc.	3	512
Carrier Global Corp.	20	953
Caterpillar, Inc.	12	2,713
Ceridian HCM Holding, Inc.(a)	4	256
CH Robinson Worldwide, Inc.	3	245
Cintas Corp.	2	1,014
Copart, Inc.(a)	21	914
CSX Corp.	48	1,433
Cummins, Inc.	3	649
Deere & Co.	7	2,558
Delta Air Lines, Inc.	15	469
Dover Corp.	3	390
Eaton Corp. PLC	10	2,079
Emerson Electric Co.	14	1,246
Equifax, Inc.	3	509
Expeditors International of Washington, Inc.	4	437
Fastenal Co.	14	817
FedEx Corp.	6	1,441
Fortive Corp.	8	522
Generac Holdings, Inc.(a)	1	84
General Dynamics Corp.	5	1,207
General Electric Co.	26	2,824
Honeywell International, Inc.	16	2,932
Howmet Aerospace, Inc.	9	397
Hubbell, Inc.	1	270
Huntington Ingalls Industries, Inc.	1	220
IDEX Corp.	2	383
Illinois Tool Works, Inc.	7	1,569
Ingersoll Rand, Inc.	10	607
Jacobs Solutions, Inc.	3	400
JB Hunt Trasport Services, Inc.	2	344
Johnson Controls International PLC	16	784
L3Harris Technologies, Inc.	5	897
Leidos Holdings, Inc.	3	297

	Shares	Value
Industrials — 7.8% (Continued)
Lockheed Martin Corp.	5	$2,273
Masco Corp.	5	260
Nordson Corp.	1	213
Norfolk Southern Corp.	5	954
Northrop Grumman Corp.	3	1,414
Old Dominion Freight Line, Inc.	2	753
Otis Worldwide Corp.	10	772
PACCAR, Inc.	13	1,073
Parker-Hannifin Corp.	3	1,107
Paychex, Inc.	8	888
Paycom Software, Inc.	1	245
Pentair PLC	4	232
Quanta Services, Inc.	3	501
Republic Services, Inc.	5	742
Robert Half, Inc.	3	224
Rockwell Automation, Inc.	3	788
Rollins, Inc.	6	226
RTX Corp.	35	2,849
Snap-On, Inc.	1	258
Southwest Airlines Co.	14	311
Stanley Black & Decker, Inc.	4	340
Textron, Inc.	5	380
Trane Technologies PLC	5	952
TransDigm Group, Inc.(a)	1	828
Union Pacific Corp.	15	3,115
United Airlines Holdings, Inc.(a)	8	280
United Parcel Service, Inc. - Class B	17	2,401
United Rentals, Inc.	2	813
Veralto Corp.(a)	5	345
Verisk Analytics, Inc.	3	682
W.W. Grainger, Inc.	1	730
Waste Management, Inc.	9	1,479
Westinghouse Air Brake Technologies Corp.	4	424
Xylem, Inc./NY	6	561
Total Industrials		69,697

Information Technology — 26.6%(b)
Accenture PLC - Class A	15	4,456
Adobe, Inc.(a)	11	5,853
Advanced Micro Devices, Inc.(a)	39	3,842
Akamai Technologies, Inc.(a)	4	413
Amphenol Corp. - Class A	14	1,128
Analog Devices, Inc.	12	1,888
ANSYS, Inc.(a)	2	557
Apple, Inc.	353	60,281
Applied Materials, Inc.	20	2,647
Arista Networks, Inc.(a)	6	1,202
Autodesk, Inc.(a)	5	988
Broadcom, Inc.	10	8,413

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 92.1% (Continued)
Information Technology — 26.6%(b) (Continued)
Cadence Design System, Inc.(a)	7	$1,679
CDW Corp./DE	3	601
Cisco Systems, Inc.	98	5,109
Cognizant Technology Solutions Corp. - Class A	12	774
Corning, Inc.	18	482
Enphase Energy, Inc.(a)	3	239
EPAM Systems, Inc.(a)	1	218
F5, Inc.(a)	1	152
Fair Isaac Corp.(a)	1	846
First Solar, Inc.(a)	3	427
Fortinet, Inc.(a)	16	915
Gartner, Inc.(a)	2	664
Gen Digital, Inc.	14	233
Hewlett Packard Enterprise Co.	31	477
HP, Inc.	21	553
Intel Corp.	101	3,687
International Business Machines Corp.	22	3,182
Intuit, Inc.	7	3,465
Juniper Networks, Inc.	8	215
Keysight Technologies, Inc.(a)	4	488
KLA Corp.	3	1,409
Lam Research Corp.	3	1,765
Microchip Technology, Inc.	13	927
Micron Technology, Inc.	26	1,739
Microsoft Corp.	178	60,183
Monolithic Power Systems, Inc.	1	442
Motorola Solutions, Inc.	4	1,114
NetApp, Inc.	5	364
NVIDIA Corp.	59	24,059
NXP Semiconductors NV	6	1,035
ON Semiconductor Corp.(a)	10	626
Oracle Corp.	38	3,929
Palo Alto Networks, Inc.(a)	7	1,701
PTC, Inc.(a)	3	421
Qorvo, Inc.(a)	2	175
QUALCOMM, Inc.	27	2,943
Roper Technologies, Inc.	3	1,466
salesforce.com, Inc.(a)	23	4,619
Seagate Technology Holdings PLC	5	341
ServiceNow, Inc.(a)	5	2,909
Skyworks Solutions, Inc.	4	347
SolarEdge Technologies, Inc.(a)	1	76
Synopsys, Inc.(a)	4	1,878
TE Connectivity Ltd.	8	943
Teledyne Technologies, Inc.(a)	1	375
Teradyne, Inc.	4	333
Texas Instruments, Inc.	22	3,124

	Shares	Value
Information Technology — 26.6%(b) (Continued)
Trimble, Inc.(a)	6	$283
Tyler Technologies, Inc.(a)	1	373
VeriSign, Inc.(a)	2	399
Western Digital Corp.(a)	8	321
Zebra Technologies Corp. - Class A(a)	1	209
Total Information Technology		236,902

Materials — 2.3%
Air Products & Chemicals, Inc.	5	1,412
Albemarle Corp.	3	380
Amcor PLC	35	311
Avery Dennison Corp.	2	348
Ball Corp.	8	385
Celanese Corp. - Class A	2	229
CF Industries Holdings, Inc.	5	399
Corteva, Inc.	17	818
Dow, Inc.	17	822
DuPont de Nemours, Inc.	11	802
Eastman Chemical Co.	3	224
Ecolab, Inc.	6	1,006
FMC Corp.	3	160
Freeport-McMoRan, Inc.	34	1,149
International Flavors & Fragrances, Inc.	6	410
International Paper Co.	8	270
Linde PLC	12	4,587
LyondellBasell Industries NV	6	541
Martin Marietta Materials, Inc.	1	409
Mosaic Co.	8	260
Newmont Goldcorp Corp.	19	712
Nucor Corp.	6	887
Packaging Corp. of America	2	306
PPG Industries, Inc.	6	737
Sealed Air Corp.	3	92
Sherwin-Williams Co.	6	1,429
Steel Dynamics, Inc.	4	426
Vulcan Materials Co.	3	589
Westrock Co.	6	216
Total Materials		20,316

Real Estate — 0.1%
CBRE Group, Inc.(a)	7	485
CoStar Group, Inc.(a)	10	734
Total Real Estate		1,219

Utilities — 2.4%
AES Corp.	16	238
Alliant Energy Corp.	6	293
Ameren Corp.	6	454
American Electric Power Co., Inc.	12	906
American Water Works Co., Inc.	5	588

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 92.1% (Continued)
Utilities — 2.4% (Continued)
Atmos Energy Corp.	4	$431
CenterPoint Energy, Inc.	15	403
CMS Energy Corp.	7	380
Consolidated Edison, Inc.	8	702
Constellation Energy Corp.	8	903
Dominion Energy, Inc.	20	806
DTE Energy Co.	5	482
Duke Energy Corp.	18	1,600
Edison International	9	568
Entergy Corp.	5	478
Evergy, Inc.	6	295
Eversource Energy	8	430
Exelon Corp.	24	935
FirstEnergy Corp.	12	427
NextEra Energy, Inc.	49	2,857
NiSource, Inc.	10	252
NRG Energy, Inc.	5	212
PG&E Corp.(a)	50	815
Pinnacle West Capital Corp.	3	223
PPL Corp.	18	442
Public Service Enterprise Group, Inc.	12	740
Sempra	15	1,050
Southern Co.	26	1,750
WEC Energy Group, Inc.	8	651
Xcel Energy, Inc.	13	771
Total Utilities		21,082
TOTAL COMMON STOCKS (Cost $923,652)		823,656

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Alexandria Real Estate Equities, Inc.	4	373
American Tower Corp.	11	1,960
AvalonBay Communities, Inc.	3	497
Boston Properties, Inc.	3	161
Camden Property Trust	3	255
Crown Castle, Inc.	10	930
Digital Realty Trust, Inc.	7	871
Equinix, Inc.	2	1,459
Equity Residential	8	443
Essex Property Trust, Inc.	2	428
Extra Space Storage, Inc.	5	518
Federal Realty Investment Trust	2	182
Healthpeak Properties, Inc.	13	202
Host Hotels & Resorts, Inc.	17	263
Invitation Homes, Inc.	14	416
Iron Mountain, Inc.	7	413
Kimco Realty Corp.	15	269

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.1% (Continued)
Mid-America Apartment Communities, Inc.	3	$354
Prologis, Inc.	22	2,216
Public Storage	4	955
Realty Income Corp.	17	805
Regency Centers Corp.	4	241
SBA Communications Corp.	3	626
Simon Property Group, Inc.	8	879
UDR, Inc.	7	223
Ventas, Inc.	10	425
VICI Properties, Inc.	24	670
Welltower, Inc.	12	1,003
Weyerhaeuser Co.	18	517
Total Real Estate		18,554
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,595)		18,554

TOTAL INVESTMENTS — 94.2%
(Cost $950,247)		842,210
Other Assets in Excess of Liabilities — 5.8%		51,661
TOTAL NET ASSETS — 100.0%		$893,871

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 300 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2023

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	2	December 15, 2023	$34,825	$2,043
S&P 500 Annual Dividend Index	2	December 20, 2024	34,500	1,068
S&P 500 Annual Dividend Index	2	December 19, 2025	33,100	1,993
				$5,104

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023

	Shares	Value
COMMON STOCKS — 85.6%
Communication Services — 7.6%
Alphabet, Inc. - Class A(a)	23,863	$2,960,921
Alphabet, Inc. - Class C -(a)	20,295	2,542,964
AT&T, Inc.	28,753	442,796
Charter Communications, Inc. - Class A(a)	406	163,537
Comcast Corp.	16,547	683,226
Electronic Arts, Inc.	986	122,057
Fox Corp. - Class A	1,013	30,785
Fox Corp. - Class B	519	14,485
Interpublic Group of Cos., Inc.	1,541	43,764
Live Nation Entertainment, Inc.(a)	568	45,451
Match Group, Inc.(a)	1,116	38,614
Meta Platforms, Inc. - Class A (a)	8,934	2,691,546
Netflix, Inc.(a)	1,772	729,515
News Corp.	1,526	31,558
News Corp. - Class B	458	9,820
Omnicom Group, Inc.	790	59,179
Paramount Global - Class B	1,931	21,009
Take-Two Interactive Software, Inc.(a)	629	84,129
T-Mobile US, Inc.(a)	2,076	298,653
Verizon Communications, Inc.	16,902	593,767
Walt Disney Co.(a)	7,351	599,768
Warner Bros Discovery, Inc.(a)	8,917	88,635
Total Communication Services		12,296,179

Consumer Discretionary — 9.2%
Airbnb, Inc. - Class A(a)	1,709	202,158
Amazon.com, Inc.(a)	36,518	4,860,180
Aptiv PLC(a)	1,134	98,884
AutoZone, Inc.(a)	68	168,445
Bath & Body Works, Inc.	920	27,278
Best Buy Co., Inc.	777	51,919
Booking Holdings, Inc.(a)	134	373,801
BorgWarner, Inc.	943	34,797
Caesars Entertainment, Inc.(a)	856	34,146
CarMax, Inc.(a)	630	38,487
Carnival Corp.(a)	4,047	46,379
Chipotle Mexican Grill, Inc.(a)	104	201,989
Darden Restaurants, Inc.	478	69,563
Domino’s Pizza, Inc.	132	44,747
DR Horton, Inc.	1,215	126,846
eBay, Inc.	2,130	83,560
Etsy, Inc.(a)	486	30,278
Expedia Group, Inc.(a)	554	52,791
Ford Motor Co.	15,806	154,109
Garmin Ltd.	611	62,646
General Motors Co.	5,527	155,861
Genuine Parts Co.	563	72,548
Hasbro, Inc.	514	23,207

	Shares	Value
Consumer Discretionary — 9.2% (Continued)
Hilton Worldwide Holdings, Inc.	1,042	$157,894
Home Depot, Inc.	4,039	1,149,863
Las Vegas Sands Corp.	1,318	62,552
Lennar Corp. - Class A	1,008	107,533
LKQ Corp.	1,065	46,775
Lowe’s Cos., Inc.	2,356	448,983
Lululemon Athletica, Inc.(a)	487	191,625
Marriott International, Inc./MD - Class A	1,001	188,749
McDonald’s Corp.	2,929	767,896
MGM Resorts International	1,126	39,320
Mohawk Industries, Inc.(a)	210	16,880
NIKE, Inc. - Class B	4,924	506,039
Norwegian Cruise Line Holdings Ltd.(a)	1,705	23,188
NVR, Inc.(a)	12	64,951
O’Reilly Automotive, Inc.(a)	239	222,375
Pool Corp.	147	46,418
PulteGroup, Inc.	872	64,170
Ralph Lauren Corp. - Class A	152	17,105
Ross Stores, Inc.	1,363	158,067
Royal Caribbean Cruises Ltd.(a)	945	80,070
Starbucks Corp.	4,601	424,396
Tapestry, Inc.	930	25,631
Tesla Motors, Inc.(a)	11,101	2,229,525
TJX Cos., Inc.	4,615	406,443
Tractor Supply Co.	433	83,378
Ulta Beauty, Inc.(a)	199	75,881
VF Corp.	1,325	19,517
Whirlpool Corp.	218	22,794
Wynn Resorts Ltd.	388	34,059
Yum! Brands, Inc.	1,124	135,847
Total Consumer Discretionary		14,832,543

Consumer Staples — 5.8%
Altria Group, Inc.	7,132	286,492
Archer-Daniels-Midland Co.	2,145	153,518
Brown-Forman Corp. - Class B	735	41,278
Bunge Ltd.	602	63,800
Campbell Soup Co.	787	31,803
Church & Dwight Co., Inc.	984	89,485
Clorox Co.	489	57,555
Coca-Cola Co.	15,646	883,843
Colgate-Palmolive Co.	3,320	249,398
Conagra Brands, Inc.	1,914	52,367
Constellation Brands, Inc.	642	150,324
Costco Wholesale Corp.	1,772	978,923
Dollar General Corp.	872	103,803
Dollar Tree, Inc.(a)	834	92,649
Estee Lauder Cos., Inc.	931	119,978

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 85.6% (Continued)
Consumer Staples — 5.8% (Continued)
General Mills, Inc.	2,353	$153,510
Hershey Co.	599	112,223
Hormel Foods Corp.	1,159	37,725
J M Smucker Co.	407	46,333
Kellanova	1,050	52,994
Kenvue, Inc.	6,927	128,842
Keurig Dr Pepper, Inc.	4,042	122,594
Kimberly-Clark Corp.	1,354	161,993
Kroger Co.	2,648	120,140
Lamb Weston Holdings, Inc.	583	52,353
McCormick & Co., Inc./MD	1,003	64,092
Molson Coors Beverage Co.	745	43,039
Mondelez International, Inc. - Class A	5,468	362,036
Monster Beverage Corp.(a)	2,985	152,534
PepsiCo, Inc.	5,529	902,775
Philip Morris International, Inc.	6,237	556,091
Procter & Gamble Co.	9,476	1,421,683
Sysco Corp.	2,029	134,908
Target Corp.	1,853	205,294
The Kraft Heinz Co.	3,202	100,735
Tyson Foods, Inc. - Class A	1,144	53,024
Walgreens Boots Alliance, Inc.	2,883	60,774
Walmart, Inc.	5,731	936,503
Total Consumer Staples		9,337,411

Energy — 4.0%
APA Corp.	1,226	48,697
Baker Hughes Co.	4,055	139,573
Chevron Corp.	7,130	1,039,055
ConocoPhillips	4,809	571,309
Coterra Energy, Inc.	3,036	83,490
Devon Energy Corp.	2,574	119,871
Diamondback Energy, Inc.	707	113,346
EOG Resources, Inc.	2,342	295,678
EQT Corp.	1,454	61,621
Exxon Mobil Corp.	16,100	1,704,184
Halliburton Co.	3,614	142,175
Hess Corp.	1,110	160,284
Kinder Morgan, Inc.	7,795	126,279
Marathon Oil Corp.	2,430	66,363
Marathon Petroleum Corp.	1,597	241,546
Occidental Petroleum Corp.	2,660	164,415
ONEOK, Inc.	1,801	117,425
Phillips 66	1,780	203,045
Pioneer Natural Resources Co.	935	223,465
Schlumberger Ltd.	5,709	317,763
Targa Resources Corp.	900	75,249
Valero Energy Corp.	1,410	179,070

	Shares	Value
Energy — 4.0% (Continued)
Williams Cos., Inc.	4,892	$168,285
Total Energy		6,362,188

Financials — 11.2%
Aflac, Inc.	2,174	169,811
Allstate Corp.	1,042	133,511
American Express Co.	2,341	341,856
American International Group, Inc.	2,853	174,917
Ameriprise Financial, Inc.	409	128,659
Aon PLC	810	250,614
Arch Capital Group Ltd.(a)	1,496	129,673
Arthur J Gallagher & Co.	857	201,815
Assurant, Inc.	211	31,418
Bank of America Corp.	27,808	732,463
Bank of New York Mellon Corp.	3,128	132,940
Berkshire Hathaway, Inc. - Class B(a)	7,328	2,501,266
BlackRock, Inc.	563	344,714
Blackstone, Inc.	2,845	262,736
Brown & Brown, Inc.	944	65,532
Capital One Financial Corp.	1,528	154,771
Cboe Global Markets, Inc.	420	68,834
Charles Schwab Corp.	5,980	311,199
Chubb Ltd.	1,650	354,123
Cincinnati Financial Corp.	625	62,294
Citigroup, Inc.	7,747	305,929
Citizens Financial Group, Inc.	1,893	44,353
CME Group, Inc.	1,447	308,877
Comerica, Inc.	519	20,449
Discover Financial Services	999	81,998
Everest Group Ltd.	163	64,486
FactSet Research Systems, Inc.	143	61,760
Fidelity National Information Services, Inc.	2,381	116,931
Fifth Third Bancorp	2,737	64,894
Fiserv, Inc.(a)	2,445	278,119
FleetCor Technologies, Inc.(a)	290	65,299
Franklin Resources, Inc.	1,140	25,981
Global Payments, Inc.	1,036	110,044
Globe Life, Inc.	339	39,446
Goldman Sachs Group, Inc.	1,322	401,372
Hartford Financial Services Group, Inc.	1,220	89,609
Huntington Bancshares, Inc./OH	5,821	56,173
Intercontinental Exchange, Inc.	2,293	246,360
Invesco Ltd.	1,805	23,411
Jack Henry & Associates, Inc.	286	40,323
JPMorgan Chase & Co.	11,680	1,624,221
KeyCorp.	3,754	38,366
Loews Corp.	742	47,495
M&T Bank Corp.	659	74,302

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 85.6% (Continued)
Financials — 11.2% (Continued)
MarketAxess Holdings, Inc.	141	$30,139
Marsh & McLennan Cos., Inc.	1,987	376,835
MasterCard, Inc. - Class A	3,340	1,257,009
MetLife, Inc.	2,540	152,425
Moody’s Corp.	629	193,732
Morgan Stanley	5,127	363,094
MSCI, Inc.	309	145,709
Nasdaq, Inc.	1,357	67,307
Northern Trust Corp.	825	54,376
PayPal Holdings, Inc.(a)	4,411	228,490
PNC Financial Services Group, Inc.	1,591	182,122
Principal Financial Group, Inc.	883	59,761
Progressive Corp.	2,354	372,144
Prudential Financial, Inc.	1,459	133,411
Raymond James Financial, Inc.	754	71,962
Regions Financial Corp.	3,764	54,691
S&P Global, Inc.	1,306	456,199
Signature Bank(a)	150	2
State Street Corp.	1,281	82,791
SVB Financial Group(a)	141	7
Synchrony Financial	1,678	47,068
T Rowe Price Group, Inc.	902	81,631
Travelers Cos., Inc.	920	154,045
Truist Financial Corp.	5,350	151,726
US Bancorp	6,254	199,378
Visa, Inc. - Class A	6,454	1,517,335
W R Berkley Corp.	812	54,745
Wells Fargo & Co.	14,711	585,056
Willis Towers Watson PLC	418	98,602
Zions Bancorp	592	18,263
Total Financials		17,973,399

Health Care — 11.5%
Abbott Laboratories	6,972	659,203
AbbVie, Inc.	7,096	1,001,812
Agilent Technologies, Inc.	1,181	122,080
Align Technology, Inc.(a)	279	51,501
Amgen, Inc.	2,141	547,454
Baxter International, Inc.	2,034	65,963
Becton Dickinson & Co.	1,161	293,478
Biogen, Inc.(a)	580	137,773
Bio-Rad Laboratories, Inc. - Class A(a)	78	21,472
Bio-Techne Corp.	627	34,253
Boston Scientific Corp.(a)	5,882	301,100
Bristol-Myers Squibb Co.	8,397	432,697
Cardinal Health, Inc.	1,016	92,456
Catalent, Inc.(a)	725	24,933
Cencora, Inc.	662	122,569

	Shares	Value
Health Care — 11.5% (Continued)
Centene Corp.(a)	2,177	$150,169
Charles River Laboratories International, Inc.(a)	205	34,514
Cigna Corp.	1,183	365,784
Cooper Cos., Inc.	198	61,727
CVS Health Corp.	5,159	356,023
Danaher Corp.	2,636	506,165
DaVita, Inc.(a)	214	16,527
DENTSPLY SIRONA, Inc.	843	25,636
DexCom, Inc.(a)	1,552	137,864
Edwards Lifesciences Corp.(a)	2,439	155,413
Elevance Health, Inc.	945	425,335
Eli Lilly & Co.	3,198	1,771,467
GE HealthCare Technologies, Inc.	1,565	104,182
Gilead Sciences, Inc.	5,003	392,936
HCA Healthcare, Inc.	804	181,817
Henry Schein, Inc.(a)	514	33,400
Hologic, Inc.(a)	980	64,847
Humana, Inc.	489	256,084
IDEXX Laboratories, Inc.(a)	324	129,428
Illumina, Inc.(a)	630	68,935
Incyte Corp.(a)	746	40,232
Insulet Corp.(a)	274	36,324
Intuitive Surgical, Inc.(a)	1,403	367,895
IQVIA Holdings, Inc.(a)	736	133,091
Johnson & Johnson	9,678	1,435,634
Laboratory Corp. of America Holdings	345	68,907
McKesson Corp.	543	247,260
Medtronic PLC	5,347	377,284
Merck & Co., Inc.	10,201	1,047,642
Mettler-Toledo International, Inc.(a)	82	80,786
Moderna, Inc.(a)	1,327	100,799
Molina Healthcare, Inc.(a)	231	76,911
Pfizer, Inc.	22,713	694,108
Quest Diagnostics, Inc.	445	57,895
Regeneron Pharmaceuticals, Inc.(a)	425	331,453
ResMed, Inc.	588	83,037
Revvity, Inc.	490	40,597
STERIS PLC	394	82,732
Stryker Corp.	1,353	365,608
Teleflex, Inc.	188	34,733
Thermo Fisher Scientific, Inc.	1,545	687,170
UnitedHealth Group, Inc.	3,718	1,991,211
Universal Health Services, Inc.	245	30,843
Vertex Pharmaceuticals, Inc.(a)	1,029	372,611
Viatris, Inc.	4,816	42,862
Waters Corp.(a)	234	55,816
West Pharmaceutical Services, Inc.	289	91,986
Zimmer Biomet Holdings, Inc.	833	86,974

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 85.6% (Continued)
Health Care — 11.5% (Continued)
Zoetis, Inc.	1,849	$290,293
Total Health Care		18,499,691

Industrials — 7.2%
3M Co.	2,217	201,636
A O Smith Corp.	492	34,322
Alaska Air Group, Inc.(a)	502	15,878
Allegion PLC	342	33,639
American Airlines Group, Inc.(a)	2,621	29,224
AMETEK, Inc.	926	130,353
Automatic Data Processing, Inc.	1,655	361,154
Axon Enterprise, Inc.(a)	276	56,439
Boeing Co.(a)	2,273	424,642
Broadridge Financial Solutions, Inc.	468	79,860
Carrier Global Corp.	3,361	160,185
Caterpillar, Inc.	2,048	462,950
Ceridian HCM Holding, Inc.(a)	620	39,686
CH Robinson Worldwide, Inc.	461	37,724
Cintas Corp.	337	170,899
Copart, Inc.(a)	3,491	151,928
CSX Corp.	8,062	240,651
Cummins, Inc.	568	122,858
Deere & Co.	1,096	400,435
Delta Air Lines, Inc.	2,584	80,750
Dover Corp.	561	72,902
Eaton Corp. PLC	1,594	331,408
Emerson Electric Co.	2,290	203,741
Equifax, Inc.	485	82,241
Expeditors International of Washington, Inc.	591	64,567
Fastenal Co.	2,289	133,540
FedEx Corp.	929	223,053
Fortive Corp.	1,406	91,784
Generac Holdings, Inc.(a)	246	20,681
General Dynamics Corp.	911	219,833
General Electric Co.	4,375	475,256
Honeywell International, Inc.	2,661	487,656
Howmet Aerospace, Inc.	1,566	69,061
Hubbell, Inc.	215	58,072
Huntington Ingalls Industries, Inc.	150	32,973
IDEX Corp.	296	56,657
Illinois Tool Works, Inc.	1,105	247,653
Ingersoll Rand, Inc.	1,627	98,726
Jacobs Solutions, Inc.	497	66,250
JB Hunt Trasport Services, Inc.	319	54,827
Johnson Controls International PLC	2,735	134,070
L3Harris Technologies, Inc.	758	135,993
Leidos Holdings, Inc.	552	54,714
Lockheed Martin Corp.	902	410,085

	Shares	Value
Industrials — 7.2% (Continued)
Masco Corp.	905	$47,141
Nordson Corp.	215	45,707
Norfolk Southern Corp.	912	174,000
Northrop Grumman Corp.	570	268,715
Old Dominion Freight Line, Inc.	360	135,598
Otis Worldwide Corp.	1,654	127,705
PACCAR, Inc.	2,095	172,900
Parker-Hannifin Corp.	506	186,668
Paychex, Inc.	1,289	143,143
Paycom Software, Inc.	197	48,259
Pentair PLC	656	38,127
Quanta Services, Inc.	581	97,097
Republic Services, Inc.	820	121,762
Robert Half, Inc.	426	31,852
Rockwell Automation, Inc.	455	119,579
Rollins, Inc.	967	36,369
RTX Corp.	5,850	476,133
Snap-On, Inc.	211	54,425
Southwest Airlines Co.	2,393	53,196
Stanley Black & Decker, Inc.	611	51,966
Textron, Inc.	792	60,192
Trane Technologies PLC	918	174,705
TransDigm Group, Inc.(a)	219	181,352
Union Pacific Corp.	2,445	507,607
United Airlines Holdings, Inc.(a)	1,316	46,073
United Parcel Service, Inc. - Class B	2,908	410,755
United Rentals, Inc.	268	108,880
Veralto Corp.(a)	872	60,168
Verisk Analytics, Inc.	581	132,096
W.W. Grainger, Inc.	167	121,882
Waste Management, Inc.	1,480	243,208
Westinghouse Air Brake Technologies Corp.	721	76,440
Xylem, Inc./NY	964	90,173
Total Industrials		11,704,829

Information Technology — 24.6%
Accenture PLC - Class A	2,537	753,717
Adobe, Inc.(a)	1,832	974,734
Advanced Micro Devices, Inc.(a)	6,499	640,152
Akamai Technologies, Inc.(a)	607	62,721
Amphenol Corp. - Class A	2,396	192,998
Analog Devices, Inc.	2,015	317,020
ANSYS, Inc.(a)	338	94,052
Apple, Inc.	59,121	10,096,093
Applied Materials, Inc.	3,369	445,887
Arista Networks, Inc.(a)	1,002	200,771
Autodesk, Inc.(a)	851	168,183
Broadcom, Inc.	1,658	1,394,991
Cadence Design System, Inc.(a)	1,093	262,156

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 85.6% (Continued)
Information Technology — 24.6% (Continued)
CDW Corp./DE	527	$105,611
Cisco Systems, Inc.	16,394	854,619
Cognizant Technology Solutions Corp. - Class A	2,028	130,745
Corning, Inc.	3,087	82,608
Enphase Energy, Inc.(a)	548	43,610
EPAM Systems, Inc.(a)	230	50,041
F5, Inc.(a)	235	35,624
Fair Isaac Corp.(a)	93	78,666
First Solar, Inc.(a)	425	60,541
Fortinet, Inc.(a)	2,616	149,557
Gartner, Inc.(a)	308	102,268
Gen Digital, Inc.	2,257	37,602
Hewlett Packard Enterprise Co.	5,186	79,761
HP, Inc.	3,486	91,786
Intel Corp.	16,842	614,733
International Business Machines Corp.	3,661	529,527
Intuit, Inc.	1,124	556,324
Juniper Networks, Inc.	1,291	34,754
Keysight Technologies, Inc.(a)	706	86,167
KLA Corp.	549	257,865
Lam Research Corp.	525	308,816
Microchip Technology, Inc.	2,188	155,983
Micron Technology, Inc.	4,401	294,295
Microsoft Corp.	29,891	10,106,446
Monolithic Power Systems, Inc.	191	84,372
Motorola Solutions, Inc.	663	184,619
NetApp, Inc.	840	61,135
NVIDIA Corp.	9,935	4,051,493
NXP Semiconductors NV	1,028	177,258
ON Semiconductor Corp.(a)	1,728	108,242
Oracle Corp.	6,331	654,625
Palo Alto Networks, Inc.(a)	1,221	296,727
PTC, Inc.(a)	470	65,997
Qorvo, Inc.(a)	392	34,269
QUALCOMM, Inc.	4,479	488,166
Roper Technologies, Inc.	425	207,642
salesforce.com, Inc.(a)	3,909	785,044
Seagate Technology Holdings PLC	772	52,689
ServiceNow, Inc.(a)	814	473,626
Skyworks Solutions, Inc.	635	55,080
SolarEdge Technologies, Inc.(a)	224	17,013
Synopsys, Inc.(a)	607	284,950
TE Connectivity Ltd.	1,263	148,845
Teledyne Technologies, Inc.(a)	189	70,798
Teradyne, Inc.	614	51,128
Texas Instruments, Inc.	3,649	518,194
Trimble, Inc.(a)	992	46,753

	Shares	Value
Information Technology — 24.6% (Continued)
Tyler Technologies, Inc.(a)	158	$58,918
VeriSign, Inc.(a)	361	72,077
Western Digital Corp.(a)	1,285	51,593
Zebra Technologies Corp. - Class A(a)	205	42,933
Total Information Technology		39,595,610

Materials — 2.2%
Air Products & Chemicals, Inc.	882	249,113
Albemarle Corp.	465	58,953
Amcor PLC	5,909	52,531
Avery Dennison Corp.	315	54,832
Ball Corp.	1,267	61,006
Celanese Corp. - Class A	400	45,804
CF Industries Holdings, Inc.	773	61,670
Corteva, Inc.	2,845	136,958
Dow, Inc.	2,820	136,319
DuPont de Nemours, Inc.	1,844	134,391
Eastman Chemical Co.	469	35,048
Ecolab, Inc.	1,013	169,921
FMC Corp.	492	26,174
Freeport-McMoRan, Inc.	5,767	194,809
International Flavors & Fragrances, Inc.	1,018	69,580
International Paper Co.	1,383	46,649
Linde PLC	1,952	745,977
LyondellBasell Industries NV - Class A	1,022	92,225
Martin Marietta Materials, Inc.	244	99,781
Mosaic Co.	1,332	43,263
Newmont Goldcorp Corp.	3,188	119,454
Nucor Corp.	994	146,903
Packaging Corp. of America	362	55,404
PPG Industries, Inc.	944	115,895
Sealed Air Corp.	578	17,797
Sherwin-Williams Co.	948	225,824
Steel Dynamics, Inc.	621	66,143
Vulcan Materials Co.	523	102,764
Westrock Co.	1,022	36,720
Total Materials		3,401,908

Real Estate — 0.1%
CBRE Group, Inc. - Class A(a)	1,235	85,635
CoStar Group, Inc.(a)	1,641	120,466
Total Real Estate		206,101

Utilities — 2.2%
AES Corp.	2,682	39,962
Alliant Energy Corp.	1,009	49,229
Ameren Corp.	1,047	79,268
American Electric Power Co., Inc.	2,067	156,141
American Water Works Co., Inc.	779	91,649

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Shares	Value
COMMON STOCKS — 85.6% (Continued)
Utilities — 2.2% (Continued)
Atmos Energy Corp.	593	$63,842
CenterPoint Energy, Inc.	2,538	68,221
CMS Energy Corp.	1,167	63,415
Consolidated Edison, Inc.	1,379	121,062
Constellation Energy Corp.	1,292	145,893
Dominion Energy, Inc.	3,358	135,395
DTE Energy Co.	822	79,224
Duke Energy Corp.	3,098	275,381
Edison International	1,535	96,797
Entergy Corp.	842	80,487
Evergy, Inc.	923	45,356
Eversource Energy	1,395	75,037
Exelon Corp.	4,001	155,799
FirstEnergy Corp.	2,070	73,692
NextEra Energy, Inc.	8,139	474,503
NiSource, Inc.	1,660	41,766
NRG Energy, Inc.	920	38,990
PG&E Corp.(a)	8,405	137,002
Pinnacle West Capital Corp.	449	33,307
PPL Corp.	2,960	72,727
Public Service Enterprise Group, Inc.	2,006	123,670
Sempra	2,531	177,246
Southern Co.	4,383	294,976
WEC Energy Group, Inc.	1,268	103,203
Xcel Energy, Inc.	2,215	131,283
Total Utilities		3,524,523
TOTAL COMMON STOCKS (Cost $138,460,720)		137,734,382

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Alexandria Real Estate Equities, Inc.	621	57,834
American Tower Corp.	1,870	333,215
AvalonBay Communities, Inc.	569	94,306
Boston Properties, Inc.	578	30,963
Camden Property Trust	425	36,074
Crown Castle, Inc.	1,736	161,413
Digital Realty Trust, Inc.	1,209	150,351
Equinix, Inc.	375	273,615
Equity Residential	1,379	76,300
Essex Property Trust, Inc.	253	54,122
Extra Space Storage, Inc.	841	87,119
Federal Realty Investment Trust	288	26,263
Healthpeak Properties, Inc.	2,198	34,179
Host Hotels & Resorts, Inc.	2,852	44,149
Invitation Homes, Inc.	2,304	68,406
Iron Mountain, Inc.	1,168	68,994
Kimco Realty Corp.	2,484	44,563

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 1.9% (Continued)
Mid-America Apartment Communities, Inc.	462	$54,585
Prologis, Inc.	3,709	373,681
Public Storage	630	150,387
Realty Income Corp.	2,842	134,654
Regency Centers Corp.	653	39,350
SBA Communications Corp.	431	89,920
Simon Property Group, Inc.	1,313	144,286
UDR, Inc.	1,210	38,490
Ventas, Inc.	1,607	68,233
VICI Properties, Inc.	4,069	113,525
Welltower, Inc.	2,080	173,909
Weyerhaeuser Co.	2,936	84,234
Total Real Estate		3,107,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,762,596)		3,107,120

	Par	Value
U.S. TREASURY OBLIGATIONS — 6.1%
United States Treasury Note/Bond
0.38%, 09/15/2024	$2,000,000	1,913,597
1.50%, 02/29/2024	6,500,000	6,416,315
1.75%, 03/15/2025	1,500,000	1,430,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,803,830)		9,760,420

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued)

	Par	Value
SHORT-TERM INVESTMENTS — 4.0%
U.S. Treasury Bills — 4.0%
United States Treasury Bill, 5.34%, 12/28/2023(b)	$2,000,000	$1,983,177
United States Treasury Bill, 5.43%, 3/7/2024(b)	4,500,000	4,415,745
Total U.S. Treasury Bills		6,398,922
TOTAL SHORT-TERM INVESTMENTS (Cost $6,399,238)		6,398,922

TOTAL INVESTMENTS — 97.6%
(Cost $158,426,384)		157,000,844
Other Assets in Excess of Liabilities — 2.4%		3,776,036
TOTAL NET ASSETS — 100.0%		$160,776,880

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Div Multiplier 400 ETF

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2023

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	506	December 15, 2023	$8,810,725	$370,348
S&P 500 Annual Dividend Index	506	December 20, 2024	8,728,500	377,798
S&P 500 Annual Dividend Index	506	December 19, 2025	8,374,300	235,841
				$983,987

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023

	Pacer American Energy Independence ETF	Pacer BlueStar Engineering the Future ETF	Pacer BlueStar Digital Entertainment ETF	Pacer Swan SOS Fund of Funds ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$46,778,096	$1,413,171	$695,676	$—
Investments in Affiliated Securities, at Value*	$—	$—	$—	$172,137,942
Foreign Currency at Value*	—	—	216	—
Interest and Dividends Receivable	328,205	1,054	382	4,361
Receivable from Advisor	—	—	—	9,407
Receivable for Investment Securities Sold	—	—	—	4,806
Deposits with Broker for Options	—	—	—	5,610
Cash	226,628	91	568	2,276,731
Securities Lending Income Receivable	991	—	—	—
Total Assets	47,333,920	1,414,316	696,842	174,438,857

LIABILITIES
Management Fees Payable	27,905	746	366	26,039
Payable for Investment Securities Purchased	—	—	—	1,173,993
Payable for Distributions to Shareholders	192,000	—	—	—
Collateral Received for Securities Loaned	3,725,563	—	—	—
Total Liabilities	3,945,468	746	366	1,200,032

NET ASSETS	$43,388,452	$1,413,570	$696,476	$173,238,825

NET ASSETS CONSIST OF:
Paid-in Capital	$38,641,068	$1,558,475	$834,540	$166,986,676
Total Distributable Earnings (Accumulated Deficit)	4,747,384	(144,905)	(138,064)	6,252,149
Net Assets	$43,388,452	$1,413,570	$696,476	$173,238,825
* Identified Cost:
Investments in Unaffiliated Securities	$40,060,974	$1,538,527	$785,546	$—
Investments in Affiliated Securities	—	—	—	165,487,577
Foreign Currencies	—	—	216	—
^ Includes Loaned Securities with a value of	3,635,798	—	—	—

Net Asset Value:
Net Assets	$43,388,452	$1,413,570	$696,476	$173,238,825
Shares Outstanding (No Par Value)	1,600,000	80,000	40,000	7,275,000
Net Asset Value, Offering and Redemption Price per Share	$27.12	$17.67	$17.41	$23.81

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023

	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF	Pacer Swan SOS Flex (January) ETF	Pacer Swan SOS Conservative (April) ETF
ASSETS
Investments in Securities, at Value*	$10,199,992	$33,875,271	$18,019,919	$10,116,085
Interest and Dividends Receivable	187	897	479	391
Receivable from Advisor	13,000	13,000	13,000	13,000
Receivable for Investment Securities Sold	—	2,911	—	—
Receivable for Fund Shares Sold	—	1,194,955	—	—
Deposits with Broker for Options	1,981	3,094	4,406	1,699
Cash	51,221	246,101	153,063	108,467
Total Assets	10,266,381	35,336,229	18,190,867	10,239,642

LIABILITIES
Options Written, at Value	30,579	85,785	32,734	68,426
Management Fees Payable	6,593	20,173	10,917	6,546
Payable for Investment Securities Purchased	—	1,160,995	—	—
Total Liabilities	37,172	1,266,953	43,651	74,972

NET ASSETS	$10,229,209	$34,069,276	$18,147,216	$10,164,670

NET ASSETS CONSIST OF:
Paid-in Capital	$10,317,878	$33,274,565	$18,746,616	$10,895,292
Total Distributable Earnings (Accumulated Deficit)	(88,669)	794,711	(599,400)	(730,622)
Net Assets	$10,229,209	$34,069,276	$18,147,216	$10,164,670
* Identified Cost:
Investments in Securities	$9,827,683	$33,133,495	$17,752,555	$10,115,408
Premiums Received:
Written Options	$423,597	$1,446,961	$884,876	$342,033

Net Asset Value:
Net Assets	$10,229,209	$34,069,276	$18,147,216	$10,164,670
Shares Outstanding (No Par Value)	450,000	1,425,000	700,000	475,000
Net Asset Value, Offering and Redemption Price per Share	$22.73	$23.91	$25.92	$21.40

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023

	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
ASSETS
Investments in Securities, at Value*	$29,908,978	$16,578,758	$9,026,673	$42,409,699
Interest and Dividends Receivable	989	585	265	1,618
Receivable from Advisor	13,000	13,000	13,000	13,000
Deposits with Broker for Options	3,502	5,212	13,874	5,718
Cash	273,548	181,424	73,368	445,435
Total Assets	30,200,017	16,778,979	9,127,180	42,875,470

LIABILITIES
Options Written, at Value	332,052	186,365	76,110	944,091
Management Fees Payable	19,222	10,930	5,832	27,551
Total Liabilities	351,274	197,295	81,942	971,642

NET ASSETS	$29,848,743	$16,581,684	$9,045,238	$41,903,828

NET ASSETS CONSIST OF:
Paid-in Capital	$31,681,438	$17,924,096	$9,864,807	$44,316,515
Total Distributable Earnings (Accumulated Deficit)	(1,832,695)	(1,342,412)	(819,569)	(2,412,687)
Net Assets	$29,848,743	$16,581,684	$9,045,238	$41,903,828
* Identified Cost:
Investments in Securities	$30,284,136	$16,652,340	$9,614,296	$44,324,873
Premiums Received:
Written Options	$1,345,249	$851,393	$370,464	$1,831,075

Net Asset Value:
Net Assets	$29,848,743	$16,581,684	$9,045,238	$41,903,828
Shares Outstanding (No Par Value)	1,300,000	700,000	425,000	1,825,000
Net Asset Value, Offering and Redemption Price per Share	$22.96	$23.69	$21.28	$22.96

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
ASSETS
Investments in Securities, at Value*	$23,449,950	$6,761,108	$37,667,479	$11,023,005
Interest and Dividends Receivable	635	174	1,242	281
Receivable from Advisor	13,000	13,000	13,000	13,000
Deposits with Broker for Options	6,945	33,785	3,824	2,822
Cash	175,293	28,646	393,013	99,678
Total Assets	23,645,823	6,836,713	38,078,558	11,138,786

LIABILITIES
Options Written, at Value	670,794	119,695	1,192,521	417,340
Management Fees Payable	14,791	4,046	22,454	6,772
Total Liabilities	685,585	123,741	1,214,975	424,112

NET ASSETS	$22,960,238	$6,712,972	$36,863,583	$10,714,674

NET ASSETS CONSIST OF:
Paid-in Capital	$24,350,845	$7,331,431	$39,782,570	$11,612,518
Total Distributable Earnings (Accumulated Deficit)	(1,390,607)	(618,459)	(2,918,987)	(897,844)
Net Assets	$22,960,238	$6,712,972	$36,863,583	$10,714,674
* Identified Cost:
Investments in Securities	$24,979,709	$6,888,658	$38,302,647	$11,208,900
Premiums Received:
Written Options	$1,807,282	$169,799	$1,441,940	$473,934

Net Asset Value:
Net Assets	$22,960,238	$6,712,972	$36,863,583	$10,714,674
Shares Outstanding (No Par Value)	1,000,000	300,000	1,575,000	450,000
Net Asset Value, Offering and Redemption Price per Share	$22.96	$22.38	$23.41	$23.81

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
ASSETS
Investments in Securities, at Value* ^	$842,210	$157,000,844
Interest and Dividends Receivable	704	132,236
Deposits at Broker for Futures	28,954	1,859,839
Cash	22,623	1,892,649
Total Assets	894,491	160,885,568

LIABILITIES
Management Fees Payable	620	108,688
Total Liabilities	620	108,688

NET ASSETS	$893,871	$160,776,880

NET ASSETS CONSIST OF:
Paid-in Capital	$1,023,565	$164,784,799
Total Distributable Earnings (Accumulated Deficit)	(129,694)	(4,007,919)
Net Assets	$893,871	$160,776,880
* Identified Cost:
Investments in Securities	$950,247	$158,426,384

Net Asset Value:
Net Assets	$893,871	$160,776,880
Shares Outstanding (No Par Value)	25,000	5,400,000
Net Asset Value, Offering and Redemption Price per Share	$35.75	$29.77

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2023

Pacer American Energy Independence ETF
INVESTMENT INCOME
Income:
Dividends from Investments*	$1,403,625
Interest	3,831
Securities Lending Income, Net	30,256
Total Investment Income	1,437,712

EXPENSES
Management fees	351,405
Total Expenses	351,405
Net Investment Income	1,086,307

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Securities	(292,504)
Net Realized Gain (Loss) on In-Kind Redemptions	2,912,413
Net realized Gain (Loss) on Foreign Currency	(9,398)
Total	2,610,511
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(2,676,091)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(704)
Total	(2,676,795)
Net Realized and Unrealized Gain (Loss) on Investments	(66,284)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,020,023

* Net of fees and foreign withholding tax of	$107,663

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2023

	Pacer BlueStar Engineering the Future ETF	Pacer BlueStar Digital Entertainment ETF
INVESTMENT INCOME
Income:
Dividends from Investments*	$12,306	$10,342
Interest	102	77
Total Investment Income	12,408	10,419

EXPENSES
Management fees	9,422	4,517
Total Expenses	9,422	4,517
Net Investment Income	2,986	5,902

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Securities	(12,459)	(6,272)
Capital Gain Distributions from Underlying Closed End Funds	—	825
Net Realized Gain (Loss) on Foreign Currency	(72)	(2,653)
Total	(12,531)	(8,100)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	66,929	87,551
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	26	11
Total	66,955	87,562
Net Realized and Unrealized Gain (Loss) on Investments	54,424	79,462
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,410	$85,364

* Net of fees and foreign withholding tax of	$1,949	$1,090

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2023

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF
INVESTMENT INCOME
Income:
Interest	$40,236	$3,093	$8,618
Total Investment Income	40,236	3,093	8,618

EXPENSES
Management fees	243,297	78,739	197,404
Broker fees and interest	—	1,637	2,537
Total Expenses	243,297	80,376	199,941
Net Investment Income/(Loss)	(203,061)	(77,283)	(191,323)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	(748,805)	(1,055,879)
Net Realized Gain (Loss) on Investments in Affiliated Securities	(205,456)	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	1,667,457	—	—
Net Realized Gain (Loss) on Written Options	—	645,288	1,312,762
Total	1,462,001	(103,517)	256,883
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	—	1,177,225	1,827,319
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	9,749,815	—	—
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	—	(187,306)	460,525
Total	9,749,815	989,919	2,287,844
Net Realized and Unrealized Gain (Loss) on Investments	11,211,816	886,402	2,544,727
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,008,755	$809,119	$2,353,404

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2023

	Pacer Swan SOS Flex (January) ETF	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF
INVESTMENT INCOME
Income:
Interest	$3,706	$4,588	$7,002
Total Investment Income	3,706	4,588	7,002

EXPENSES
Management fees	111,084	111,039	167,578
Broker fees and interest	2,850	919	1,639
Total Expenses	113,934	111,958	169,217
Net Investment Income/(Loss)	(110,228)	(107,370)	(162,215)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Securities	(24,310)	(910,553)	(2,384,500)
Net Realized Gain (Loss) on Written Options	1,865,824	227,912	708,823
Total	1,841,514	(682,641)	(1,675,677)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	324,493	1,280,575	2,117,151
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	(394,479)	187,675	1,115,626
Total	(69,986)	1,468,250	3,232,777
Net Realized and Unrealized Gain (Loss) on Investments	1,771,528	785,609	1,557,100
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,661,300	$678,239	$1,394,885

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2023

	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
INVESTMENT INCOME
Income:
Interest	$4,545	$3,053	$12,245
Total Investment Income	4,545	3,053	12,245

EXPENSES
Management fees	110,077	54,121	282,682
Broker fees and interest	1,534	898	3,238
Total Expenses	111,611	55,019	285,920
Net Investment Income/(Loss)	(107,066)	(51,966)	(273,675)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Securities	(1,988,535)	(192,838)	(1,168,176)
Net Realized Gain (Loss) on In-Kind Redemptions	—	1,186,492	6,472,080
Net Realized Gain (Loss) on Written Options	774,048	(71,435)	202,792
Total	(1,214,487)	922,219	5,506,696
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	1,908,236	(577,202)	(2,378,637)
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	650,552	205,023	522,535
Total	2,558,788	(372,179)	(1,856,102)
Net Realized and Unrealized Gain (Loss) on Investments	1,344,301	550,040	3,650,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,237,235	$498,074	$3,376,919

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2023

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF
INVESTMENT INCOME
Income:
Interest	$11,563	$1,575	$10,947	$2,670
Total Investment Income	11,563	1,575	10,947	2,670

EXPENSES
Management fees	110,724	39,963	202,782	76,491
Broker fees and interest	2,346	1,218	3,815	2,542
Total Expenses	113,070	41,181	206,597	79,033
Net Investment Income/(Loss)	(101,507)	(39,606)	(195,650)	(76,363)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Securities	(818,914)	(229,425)	(1,826,183)	(691,308)
Net Realized Gain (Loss) on In-Kind Redemptions	2,311,829	1,120,128	6,399,102	2,328,410
Net Realized Gain (Loss) on Written Options	131,231	(25,788)	12,276	70,281
Total	1,624,146	864,915	4,585,195	1,707,383
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(1,501,307)	(382,834)	(1,662,852)	(578,459)
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	792,085	154,380	465,006	(9,646)
Total	(709,222)	(228,454)	(1,197,846)	(588,105)
Net Realized and Unrealized Gain (Loss) on Investments	914,924	636,461	3,387,349	1,119,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING	$813,417	$596,855	$3,191,699	$1,042,915

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (a)	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (b)	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (a)	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (b)
INVESTMENT INCOME
Income:
Dividends*	$6,717	$25,231	$942,017	$1,122,863
Interest	1,910	3,513	428,306	307,329
Total Investment Income	8,627	28,744	1,370,323	1,430,192

Expenses:
Management fees	3,731	12,649	559,740	608,442
Total Expenses	3,731	12,649	559,740	608,442
Net Investment Income (Loss)	4,896	16,095	810,583	821,750

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(3,487)	(30,934)	(854,124)	(1,894,905)
Net Realized Gain (Loss) on In-Kind Redemptions	—	(54,702)	189,778	985,173
Net Realized Gain (Loss) on Futures Contract	—	8,853	1,741	159,069
Total	(3,487)	(76,783)	(662,605)	(750,663)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	7,094	75,912	(965,185)	3,715,935
Change in Unrealized Appreciation (Depreciation) on Futures	1,674	8,796	269,300	949,480
Total	8,768	84,708	(695,885)	4,665,415
Net Realized and Unrealized Gain (Loss) on Investments	5,281	7,925	(1,358,490)	3,914,752
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,177	$24,020	$(547,907)	$4,736,502

* Net of fees and foreign witholding tax of	$2	$6	$257	$275

(a)	The information presented is from May 1, 2023 to October 31, 2023.
(b)	The information presented is from May 1, 2022 to April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer American Energy Independence ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income	$1,086,307	$553,655
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,610,511	544,288
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(2,676,795)	3,287,064
Net Increase (Decrease) in Net Assets Resulting from Operations	1,020,023	4,385,007

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(572,644)	(380,508)
Return of Capital	(1,917,356)	(1,599,492)
Total Distributions to Shareholders	(2,490,000)	(1,980,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,192,825	19,662,605
Proceeds from Shares Redeemed	(6,710,965)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(2,518,140)	19,662,605
Net Increase (Decrease) in Net Assets	$(3,988,117)	$22,067,612

NET ASSETS
Beginning of Year	$47,376,569	$25,308,957
End of Year	$43,388,452	$47,376,569

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	150,000	700,000
Redemptions	(250,000)	—
Net Increase (Decrease)	(100,000)	700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer BlueStar Engineering the Future ETF		Pacer BlueStar Digital Entertainment ETF
	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022 (a)	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022 (a)
OPERATIONS
Net Investment Income (Loss)	$2,986	$384	$5,902	$3,778
Net Realized Gain (Loss) on Investments	(12,531)	(6,963)	(8,925)	(153,474)
Capital Gain Distributions from Underlying Closed End Funds	—	—	825
Change in Unrealized Appreciation (Depreciation) of Investments	66,955	(192,324)	87,562	(177,436)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,410	(198,903)	85,364	(327,132)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(3,412)	—	(6,600)	(2,886)
Return of Capital	(723)	—	—	—
Total Distributions to Shareholders	(4,135)	—	(6,600)	(2,886)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	1,559,198	—	1,540,146
Payments for Shares Redeemed	—	—	—	(593,320)
Transaction Fees (See Note 1)	—	—	—	904
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	—	1,559,198	—	947,730
Net Increase (Decrease) in Net Assets	$53,275	$1,360,295	$78,764	$617,712

NET ASSETS
Beginning of Period/Year	$1,360,295	$—	$617,712	$—
End of Period/Year	$1,413,570	$1,360,295	$696,476	$617,712

(a)	The Fund commenced operations on May 4, 2022. The information presented is for the period from May 4, 2022 to October 31, 2022.

(a)	The Fund commenced operations on April 7, 2022. The information presented is for the period from April 7, 2022 to October 31, 2022.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	80,000	—	80,000
Redemptions	—	—	—	(40,000)
Net Increase (Decrease)	—	80,000	—	40,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Fund of Funds ETF		Pacer Swan SOS Conservative (January) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(203,061)	$(122,131)	$(77,283)	$(70,084)
Net Realized Gain (Loss) on Investments	1,462,001	94,745	(103,517)	(75,195)
Change in Unrealized Appreciation (Depreciation) of Investments	9,749,815	(3,837,360)	989,919	(381,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,008,755	(3,864,746)	809,119	(526,726)

DISTRIBUTIONS TO SHAREHOLDERS
Return of Capital	(6,428)	—	—	—
Total Distributions to Shareholders	(6,428)	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	83,011,103	107,662,908	1,107,260	18,360,320
Payments for Shares Redeemed	(38,958,543)	(24,244,098)	(7,358,450)	(4,938,728)
Transaction Fees (See Note 1)	123,786	271,792	846	1,550
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	44,176,346	83,690,602	(6,250,344)	13,423,142
Net Increase (Decrease) in Net Assets	$55,178,673	$79,825,856	$(5,441,225)	$12,896,416

NET ASSETS
Beginning of Year	$118,060,152	$38,234,296	$15,670,434	$2,774,018
End of Year	$173,238,825	$118,060,152	$10,229,209	$15,670,434

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,525,000	4,900,000	50,000	850,000
Redemptions	(1,725,000)	(1,125,000)	(350,000)	(225,000)
Net Increase (Decrease)	1,800,000	3,775,000	(300,000)	625,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (January) ETF		Pacer Swan SOS Flex (January) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(191,323)	$(137,058)	$(110,228)	$(168,599)
Net Realized Gain (Loss) on Investments	256,883	(283,124)	1,841,514	(2,775,625)
Change in Unrealized Appreciation (Depreciation) of Investments	2,287,844	(679,284)	(69,986)	841,987
Net Increase (Decrease) in Net Assets Resulting from Operations	2,353,404	(1,099,466)	1,661,300	(2,102,237)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	(32,631)	—	—
Total Distributions to Shareholders	—	(32,631)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	16,395,415	29,308,080	8,286,335	45,905,485
Payments for Shares Redeemed	(5,106,713)	(10,585,903)	(8,998,310)	(30,186,698)
Transaction Fees (See Note 1)	2,151	2,851	1,728	6,888
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	11,290,853	18,725,028	(710,247)	15,725,675
Net Increase (Decrease) in Net Assets	$13,644,257	$17,592,931	$951,053	$13,623,438

NET ASSETS
Beginning of Year	$20,425,019	$2,832,088	$17,196,163	$3,572,725
End of Year	$34,069,276	$20,425,019	$18,147,216	$17,196,163

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	700,000	1,300,000	325,000	1,925,000
Redemptions	(225,000)	(475,000)	(375,000)	(1,325,000)
Net Increase (Decrease)	475,000	825,000	(50,000)	600,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (April) ETF		Pacer Swan SOS Moderate (April) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(107,370)	$(69,956)	$(162,215)	$(105,191)
Net Realized Gain (Loss) on Investments	(682,641)	1,256,492	(1,675,677)	2,627,617
Change in Unrealized Appreciation (Depreciation) of Investments	1,468,250	(1,370,926)	3,232,777	(2,973,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	678,239	(184,390)	1,394,885	(451,479)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,592,030	36,334,938	16,533,515	48,195,318
Payments for Shares Redeemed	(8,187,940)	(22,787,200)	(6,035,740)	(35,287,600)
Transaction Fees (See Note 1)	978	1,480	2,257	1,630
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(6,594,932)	13,549,218	10,500,032	12,909,348
Net Increase (Decrease) in Net Assets	$(5,916,693)	$13,364,828	$11,894,917	$12,457,869

NET ASSETS
Beginning of Year	$16,081,363	$2,716,535	$17,953,826	$5,495,957
End of Year	$10,164,670	$16,081,363	$29,848,743	$17,953,826

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	75,000	1,725,000	725,000	2,225,000
Redemptions	(375,000)	(1,075,000)	(275,000)	(1,625,000)
Net Increase (Decrease)	(300,000)	650,000	450,000	600,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (April) ETF		Pacer Swan SOS Conservative (July) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(107,066)	$(82,769)	$(51,966)	$(33,573)
Net Realized Gain (Loss) on Investments	(1,214,487)	2,220,029	922,219	(204,850)
Change in Unrealized Appreciation (Depreciation) of Investments	2,558,788	(2,475,237)	(372,179)	(36,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,237,235	(337,977)	498,074	(274,551)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,776,413	30,637,810	10,841,250	4,944,280
Payments for Shares Redeemed	(5,839,780)	(25,855,988)	(8,630,518)	(1,998,215)
Transaction Fees (See Note 1)	1,462	846	533	695
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	2,938,095	4,782,668	2,211,265	2,946,760
Net Increase (Decrease) in Net Assets	$4,175,330	$4,444,691	$2,709,339	$2,672,209

NET ASSETS
Beginning of Year	$12,406,354	$7,961,663	$6,335,899	$3,663,690
End of Year	$16,581,684	$12,406,354	$9,045,238	$6,335,899

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	375,000	1,375,000	500,000	250,000
Redemptions	(250,000)	(1,150,000)	(400,000)	(100,000)
Net Increase (Decrease)	125,000	225,000	100,000	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (July) ETF		Pacer Swan SOS Flex (July) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(273,675)	$(159,583)	$(101,507)	$(60,970)
Net Realized Gain (Loss) on Investments	5,506,696	(330,602)	1,624,146	(179,626)
Change in Unrealized Appreciation (Depreciation) of Investments	(1,856,102)	348,781	(709,222)	51,351
Net Increase (Decrease) in Net Assets Resulting from Operations	3,376,919	(141,404)	813,417	(189,245)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	(2,015)	—	—
Total Distributions to Shareholders	—	(2,015)	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	56,101,605	29,856,733	31,118,538	10,848,998
Payments for Shares Redeemed	(51,134,675)	(14,027,955)	(21,442,255)	(3,520,893)
Transaction Fees (See Note 1)	3,916	4,388	2,939	1,436
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	4,970,846	15,833,166	9,679,222	7,329,541
Net Increase (Decrease) in Net Assets	$8,347,765	$15,689,747	$10,492,639	$7,140,296

NET ASSETS
Beginning of Year	$33,556,063	$17,866,316	$12,467,599	$5,327,303
End of Year	$41,903,828	$33,556,063	$22,960,238	$12,467,599

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	2,425,000	1,450,000	1,325,000	525,000
Redemptions	(2,225,000)	(675,000)	(925,000)	(175,000)
Net Increase (Decrease)	200,000	775,000	400,000	350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (October) ETF		Pacer Swan SOS Moderate (October) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(39,606)	$(34,445)	$(195,650)	$(126,027)
Net Realized Gain (Loss) on Investments	864,915	(301,777)	4,585,195	(570,594)
Change in Unrealized Appreciation (Depreciation) of Investments	(228,454)	131,213	(1,197,846)	742,296
Net Increase (Decrease) in Net Assets Resulting from Operations	596,855	(205,009)	3,191,699	45,675

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,897,415	5,073,705	47,715,283	21,607,730
Payments for Shares Redeemed	(8,753,333)	(2,505,500)	(37,306,550)	(7,307,508)
Transaction Fees (See Note 1)	623	758	2,365	2,893
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	1,144,705	2,568,963	10,411,098	14,303,115
Net Increase (Decrease) in Net Assets	$1,741,560	$2,363,954	$13,602,797	$14,348,790

NET ASSETS
Beginning of Year	$4,971,412	$2,607,458	$23,260,786	$8,911,996
End of Year	$6,712,972	$4,971,412	$36,863,583	$23,260,786

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	450,000	250,000	2,050,000	1,050,000
Redemptions	(400,000)	(125,000)	(1,600,000)	(350,000)
Net Increase (Decrease)	50,000	125,000	450,000	700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (October) ETF
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
OPERATIONS
Net Investment Income (Loss)	$(76,363)	$(50,260)
Net Realized Gain (Loss) on Investments	1,707,383	(126,497)
Change in Unrealized Appreciation (Depreciation) of Investments	(588,105)	397,076
Net Increase (Decrease) in Net Assets Resulting from Operations	1,042,915	220,319

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	18,912,313	9,392,058
Payments for Shares Redeemed	(19,903,785)	(2,671,980)
Transaction Fees (See Note 1)	1,714	1,206
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(989,758)	6,721,284
Net Increase (Decrease) in Net Assets	$53,157	$6,941,603

NET ASSETS
Beginning of Year	$10,661,517	$3,719,914
End of Year	$10,714,674	$10,661,517

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	800,000	450,000
Redemptions	(850,000)	(125,000)
Net Increase (Decrease)	(50,000)	325,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
	For the Period Ended October 31, 2023 (b)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022 (a)
OPERATIONS
Net Investment Income (Loss)	$4,896	$16,095	$7,393
Net Realized Gain (Loss) on Investments, Futures contracts, and Foreign Currency Transactions	(3,487)	(76,783)	98,339
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	8,768	84,708	(196,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,177	24,020	(90,678)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(4,896)	(16,095)	(7,393)
Capital Gains	—	—	—
Return of Capital	(17,898)	(64,749)	(53,832)
Total Distributions to Shareholders	(22,794)	(80,844)	(61,225)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	—	3,093,585
Payments for Shares Redeemed	—	(901,330)	(1,077,040)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	—	(901,330)	2,016,545
Net Increase (Decrease) in Net Assets	$(12,617)	$(958,154)	$1,864,642

NET ASSETS
Beginning of Period/Year	$906,488	$1,864,642	$—
End of Period/Year	$893,871	$906,488	$1,864,642

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.

(b)	For the period ended May 1, 2023 to October 31, 2023. See Note 1 to Financial Statements.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	—	—	75,000
Redemptions	—	(25,000)	(25,000)
Net Increase (Decrease)	—	(25,000)	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	For the Period Ended October 31, 2023 (b)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022 (a)
OPERATIONS
Net Investment Income (Loss)	$810,583	$821,750	$96,485
Net Realized Gain (Loss) on Investments, Futures contracts, and Foreign Currency Transactions	(662,605)	(750,663)	(142,024)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	(695,885)	4,665,415	(4,411,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	(547,907)	4,736,502	(4,456,622)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(897,292)	(821,750)	(96,485)
Capital Gains	(85,981)	(879,202)	—
Return of Capital	(3,763,619)	(3,972,774)	(1,275,430)
Total Distributions to Shareholders	(4,746,892)	(5,673,726)	(1,371,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	57,600,453	62,340,960	60,883,974
Payments for Shares Redeemed	(916,410)	(7,071,537)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	56,684,043	55,269,423	60,883,974
Net Increase (Decrease) in Net Assets	$51,389,244	$54,332,199	$55,055,437

NET ASSETS
Beginning of Period/Year	$109,387,636	$55,055,437	$—
End of Period/Year	$160,776,880	$109,387,636	$55,055,437

(a)	Fund commenced operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.

(b)	For the period ended May 1, 2023 to October 31, 2023. See Note 1 to Financial Statements.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	1,830,000	2,100,000	1,740,000
Redemptions	(30,000)	(240,000)	—
Net Increase (Decrease)	1,800,000	1,860,000	1,740,000

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)(e)	For the Year Ended November 30, 2019
Net Asset Value, Beginning of Period	$27.87	$25.31	$14.96	$21.79	$23.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.63	0.41	0.40	0.28	0.37
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.06	3.59	11.39	(5.55)	(0.34)
Total from Investment Operations	0.69	4.00	11.79	(5.27)	0.03

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.33)	(0.26)	(0.50)	(0.52)	(0.22)
Return of Capital	(1.11)	(1.18)	(0.94)	(1.04)	(1.23)
Total Distributions	(1.44)	(1.44)	(1.44)	(1.56)	(1.45)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—	—	—	—	0.00 (d)

Net Asset Value, End of Period	$27.12	$27.87	$25.31	$14.96	$21.79
Total return	2.68%	16.26%	80.71%	-24.76%	-0.13%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$43,388	$47,377	$25,309	$11,966	$10,897

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets	2.32%	1.53%	1.82%	1.81%	1.58%
Portfolio Turnover Rate (f)	27%	25%	22%	41%	26%

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 1, 2019 to October 31, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Represents less than $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Engineering the Future ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022 (a)(e)
Net Asset Value, Beginning of Period	$17.00	$20.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.68	(3.53)
Total from Investment Operations	0.72	(3.52)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.04)	—
Return of Capital	(0.01)	—
Total Distributions	(0.05)	—

Net Asset Value, End of Period	$17.67	$17.00
Total return	4.18%	-17.14%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,414	$1,360

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.19%	0.07%
Portfolio Turnover Rate (d)	15%	0%

(a)	Fund commenced operations on May 4, 2022. The information presented is from May 4, 2022 to October 31, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022 (a)(e)
Net Asset Value, Beginning of Period	$15.44	$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.15	0.05
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.99	(4.32)
Total from Investment Operations	2.14	(4.27)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.17)	(0.04)
Total Distributions	(0.17)	(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (see Note 1)	—	0.01

Net Asset Value, End of Period	$17.41	$15.44
Total Return	13.74%	-21.58%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$696	$618

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.78%	0.53%
Portfolio Turnover Rate (d)	40%	33%

(a)	Fund commenced operations on April 7, 2022. The information presented is from April 7, 2022 to October 31, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.56	$22.49	$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.04)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.27	(0.96)	2.26
Total from Investment Operations	2.23	(0.99)	2.23

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	—	—
Total Distributions	—	—	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.02	0.06	—

Net Asset Value, End of Period	$23.81	$21.56	$22.49
Total Return	10.42%	-4.12%	11.01%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$173,239	$118,060	$38,234

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.18%	0.18%	0.18%
Net Investment Income (Loss) to Average Net Assets (f)	-0.15%	-0.13%	-0.18%
Portfolio Turnover Rate (d)	6%	11%	69%

(a)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.89	$22.19	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.16)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.00	(1.14)	1.77
Total from Investment Operations	1.84	(1.30)	1.63

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.73	$20.89	$22.19
Total Return	8.79%	-5.85%	7.94%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$10,229	$15,670	$2,774

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.74%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	19%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.50	$22.66	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	$(0.17)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.58	(0.89)	2.24
Total from Investment Operations	2.41	(1.05)	2.10

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	(0.11)	—
Total Distributions	—	(0.11)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.91	$21.50	$22.66
Total Return	11.21%	-4.65%	10.20%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$34,069	$20,425	$2,832

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.73%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	48%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$22.93	$23.82	$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.19)	(0.17)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments (c)	3.18	(0.73)	3.41
Total from Investment Operations	2.99	(0.90)	3.26

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (g)	0.01	—

Net Asset Value, End of Period	$25.92	$22.93	$23.82
Total Return	13.05%	-3.74%	15.85%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$18,147	$17,196	$3,573

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (f)	-0.73%	-0.76%	-0.75%
Portfolio Turnover Rate (d)	0%	226%	0%

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.
(g)	Represents less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.75	$21.73	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.15)	(0.16)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments (c)	0.80	(0.82)	1.21
Total from Investment Operations	0.65	(0.98)	1.12

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$21.40	$20.75	$21.73
Total Return	3.13%	-4.52%	5.45%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$10,165	$16,081	$2,717

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.73%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.12	$21.98	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	$(0.17)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.01	(0.70)	1.47
Total from Investment Operations	1.84	(0.86)	1.37

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.96	$21.12	$21.98
Total Return	8.70%	-3.92%	6.67%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$29,849	$17,954	$5,496

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.73%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.58	$22.75	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	$(0.17)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.28	(1.00)	2.24
Total from Investment Operations	2.11	(1.17)	2.14

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.69	$21.58	$22.75
Total Return	9.80%	-5.15%	10.37%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$16,582	$12,406	$7,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.77%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.73%	-0.76%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$19.50	$20.94	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.15)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	1.93	(1.29)	0.51
Total from Investment Operations	1.78	(1.44)	0.46

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$21.28	$19.50	$20.94
Total Return	9.16%	-6.88%	2.22%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$9,045	$6,336	$3,664

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.76%	0.76%
Net Investment Income (Loss) to Average Net Assets (g)	-0.72%	-0.75%	-0.76%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.65	$21.02		$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.16)	(0.15)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.47	(0.22)		0.59
Total from Investment Operations	2.31	(0.37)		0.54

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	—	(0.00	)(f)	—
Total Distributions	—	(0.00	)(f)	—

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00	(f)	—

Net Asset Value, End of Period	$22.96	$20.65		$21.02
Total Return	11.19%	-1.74%		2.63%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$41,904	$33,556		$17,866

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.76%		0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.73%	-0.75%		-0.75%
Portfolio Turnover Rate (d)	0%	0%		0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.78	$21.31	$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.16)	(0.16)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.34	(0.37)	0.88
Total from Investment Operations	2.18	(0.53)	0.83

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.96	$20.78	$21.31
Total Return	10.49%	-2.49%	4.05%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$22,960	$12,468	$5,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.77%	0.76%	0.76%
Net Investment Income (Loss) to Average Net Assets (g)	-0.69%	-0.75%	-0.76%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$19.89	$20.86	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.16)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.65	(0.82)	0.36
Total from Investment Operations	2.49	(0.97)	0.35

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$22.38	$19.89	$20.86
Total Return	12.54%	-4.67%	1.71%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,713	$4,971	$2,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.74%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$20.68	$20.97	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.16)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.89	(0.14)	0.47
Total from Investment Operations	2.73	(0.29)	0.46

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.41	$20.68	$20.97
Total Return	13.22%	-1.40%	2.24%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$36,864	$23,261	$8,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.76%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.72%	-0.74%	-0.75%
Portfolio Turnover Rate (d)	0%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.01% for the year ended October 31, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period Ended October 31, 2021 (a)(e)
Net Asset Value, Beginning of Period	$21.32	$21.26	$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.17)	(0.16)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	2.66	0.22	0.76
Total from Investment Operations	2.49	0.06	0.75

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (f)	0.00 (f)	—

Net Asset Value, End of Period	$23.81	$21.32	$21.26
Total Return	11.66%	0.31%	3.64%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$10,715	$10,662	$3,720

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (g)	0.77%	0.76%	0.75%
Net Investment Income (Loss) to Average Net Assets (g)	-0.74%	-0.75%	-0.75%
Portfolio Turnover Rate (d)	12%	0%	0%

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(f)	Represents less than $0.005.
(g)	Includes 0.02% for the year ended April 30, 2023 attributable to broker fees and interest expense.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2023 (c)(f)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)(c)
Net Asset Value, Beginning of Period	$36.26	$37.29	$40.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.20	0.35	0.15
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.20	0.47	(2.15)
Total from Investment Operations	0.40	0.82	(2.00)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.19)	(0.37)	(0.15)
Distributions from Return of Capital	(0.72)	(1.48)	(1.07)
Total Distributions	(0.91)	(1.85)	(1.22)
Net Asset Value, End of Period	$35.75	$36.26	$37.29
Total Return	1.04%	2.64%	-5.21%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$894	$906	$1,865

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79%	0.79%	0.79%
Net Investment Income (Loss) to Average Net Assets	1.04%	1.01%	0.45%
Portfolio Turnover Rate (d)	3%	2%	57%

(a)	Commencement of operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	For the period May 1, 2023 to October 31, 2023. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2023 (c)(f)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)(c)
Net Asset Value, Beginning of Period	$30.39	$31.64	$34.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.18	0.32	0.12
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.22	0.53	(1.73)
Total from Investment Operations	0.40	0.85	(1.61)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.16)	(0.30)	(0.10)
Distributions from Capital Gains	(0.04)	(0.33)	—
Distributions from Return of Capital	(0.82)	(1.47)	(1.30)
Total Distributions	(1.02)	(2.10)	(1.40)
Net Asset Value, End of Period	$29.77	$30.39	$31.64
Total Return	1.25%	3.25%	-5.00%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$160,777	$109,388	$55,055

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79%	0.79%	0.79%
Net Investment Income (Loss) to Average Net Assets	1.15%	1.07%	0.42%
Portfolio Turnover Rate (d)	4%	9%	7%

(a)	Commencement of operations on July 12, 2021. The information presented is from July 12, 2021 to April 30, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	For the period May 1, 2023 to October 31, 2023. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, AFTY, VIRS, ALTL, PAMC, PALC, PEXL, FLRT, SHPP and TRFK’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy Independence ETF	USAI	December 12, 2017	NYSE	$300
Pacer Bluestar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	750
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	750
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer Metaurus US Large Cap Target Dividend Multiplier 300 ETF	TRPL	July 12, 2021	NYSE	300
Pacer Metaurus US Large Cap Target Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300

Each of the Funds are non-diversified series of the Trust. The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
BULD	BlueStar Robotics and 3D Printing Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index
TRPL	Metaurus US Large Cap Dividend Multiplier Index – Series 300
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400

The investment objective of the following Funds is to seek

Ticker	Objective
PSFF	capital appreciation with downside protection.
PSCX

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.10% (before fees and expenses of the Fund) and 16.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 3, 2023 to December 29, 2023.

PSMD

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 18.25% (before fees and expenses of the Fund) and 17.50% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 3, 2023 to December 29, 2023.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

Ticker	Objective
PSFD

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 21.90% (before fees and expenses of the Fund) and 21.15% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 3, 2023 to December 29, 2023.

PSCW

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.43% (before fees and expenses of the Fund) and 13.68% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 3, 2023 to March 28, 2024.

PSMR

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.95% (before fees and expenses of the Fund) and 14.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 3, 2023 to March 28, 2024.

PSFM

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.80% (before fees and expenses of the Fund) and 17.05% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 3, 2023 to March 28, 2024.

PSCJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.73%(before fees and expenses of the Fund) and 13.98 (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 3, 2023 to June 28, 2024.

PSMJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.52% (before fees and expenses of the Fund) and 13.77% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 3, 2023 to June 28, 2024

PSFJ

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.72% (before fees and expenses of the Fund) and 15.97% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 3, 2023 to June 28, 2024

PSCQ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.95% (before fees and expenses of the Fund) and 15.20% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 2, 2023 to September 30, 2024

PSMO

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 15.50% (before fees and expenses of the Fund) and 14.75% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 2, 2023 to September 30, 2024

PSFO

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 17.65% (before fees and expenses of the Fund) and 16.90% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 2, 2023 to September 30, 2024

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI which generally consist of 50,000 shares, TRPL which generally consists of 25,000 shares, QDPL which consists of 30,000 shares, along with ODDS and BULD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

standard fixed creation fee, payable to the Custodian except ODDS and BULD which charges $750. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. In regards to BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, TRPL and QDPL a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2023:

USAI
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$43,052,533	$—	$—	$—	$43,052,533
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,725,563	3,725,563
Total Investments in Securities	$43,052,533	$—	$—	$3,725,563	$46,778,096

^ See Schedules of Investments for industry breakouts.

BULD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,413,171	$—	$—	$—	$1,413,171
Total Investments in Securities	$1,413,171	$—	$—	$—	$1,413,171

^ See Schedules of Investments for industry breakouts.

ODDS
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$665,747	$—	$—	$—	$665,747
Exchange Traded Funds	29,929	—	—	—	29,929
Warrants	—	—	0	—	0
Total Investments in Securities	$695,676	$—	$—	$—	$695,676

^ See Schedules of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

ODDS(a)	Balance as of 10/31/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2023
Warrants	$ —	$ —	$ —	$ —	$ —	$ 0	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$ 0	Corporate Action	None	$ 0.00

(a)	Table presents information for one security, which has been valued at $0.00 AUD throughout the period.

PSFF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$172,137,942	$—	$—	$—	$172,137,942
Total Investments in Securities	$172,137,942	$—	$—	$—	$172,137,942

PSCX
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$10,199,992	$—	$—	$10,199,992
Total Investments in Securities	$—	$10,199,992	$—	$—	$10,199,992

Liabilities
Options Written	$—	$30,579	$—	$—	$30,579
Total Investments in Securities	$—	$30,579	$—	$—	$30,579

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$33,875,271	$—	$—	$33,875,271
Total Investments in Securities	$—	$33,875,271	$—	$—	$33,875,271

Liabilities
Options Written	$—	$85,785	$—	$—	$85,785
Total Investments in Securities	$—	$85,785	$—	$—	$85,785

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

PSFD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$18,019,919	$—	$—	$18,019,919
Total Investments in Securities	$—	$18,019,919	$—	$—	$18,019,919

Liabilities
Options Written	$—	$32,734	$—	$—	$32,734
Total Investments in Securities	$—	$32,734	$—	$—	$32,734

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCW
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$10,116,085	$—	$—	$10,116,085
Total Investments in Securities	$—	$10,116,085	$—	$—	$10,116,085

Liabilities
Options Written	$—	$68,426	$—	$—	$68,426
Total Investments in Securities	$—	$68,426	$—	$—	$68,426

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMR
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$29,908,978	$—	$—	$29,908,978
Total Investments in Securities	$—	$29,908,978	$—	$—	$29,908,978

Liabilities
Options Written	$—	$332,052	$—	$—	$332,052
Total Investments in Securities	$—	$332,052	$—	$—	$332,052

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFM
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$16,578,758	$—	$—	$16,578,758
Total Investments in Securities	$—	$16,578,758	$—	$—	$16,578,758

Liabilities
Options Written	$—	$186,365	$—	$—	$186,365
Total Investments in Securities	$—	$186,365	$—	$—	$186,365

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

PSCJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$9,026,673	$—	$—	$9,026,673
Total Investments in Securities	$—	$9,026,673	$—	$—	$9,026,673

Liabilities
Options Written	$—	$76,110	$—	$—	$76,110
Total Investments in Securities	$—	$76,110	$—	$—	$76,110

^ See the Schedules of Investments for further disaggregation of investment categories.

PSMJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$42,409,699	$—	$—	$42,409,699
Total Investments in Securities	$—	$42,409,699	$—	$—	$42,409,699

Liabilities
Options Written	$—	$944,091	$—	$—	$944,091
Total Investments in Securities	$—	$944,091	$—	$—	$944,091

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$23,449,950	$—	$—	$23,449,950
Total Investments in Securities	$—	$23,449,950	$—	$—	$23,449,950

Liabilities
Options Written	$—	$670,794	$—	$—	$670,794
Total Investments in Securities	$—	$670,794	$—	$—	$670,794

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCQ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$6,761,108	$—	$—	$6,761,108
Total Investments in Securities	$—	$6,761,108	$—	$—	$6,761,108

Liabilities
Options Written	$—	$119,695	$—	$—	$119,695
Total Investments in Securities	$—	$119,695	$—	$—	$119,695

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

PSMO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$37,667,479	$—	$—	$37,667,479
Total Investments in Securities	$—	$37,667,479	$—	$—	$37,667,479

Liabilities
Options Written	$—	$1,192,521	$—	$—	$1,192,521
Total Investments in Securities	$—	$1,192,521	$—	$—	$1,192,521

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$11,023,005	$—	$—	$11,023,005
Total Investments in Securities	$—	$11,023,005	$—	$—	$11,023,005

Liabilities
Options Written	$—	$417,340	$—	$—	$417,340
Total Investments in Securities	$—	$417,340	$—	$—	$417,340

^ See the Schedules of Investments for further disaggregation of investment categories.

TRPL
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$823,656	$—	$—	$—	$823,656
Real Estate Investment Trusts	18,554	—	—	—	18,554
Total Investments in Securities	$842,210	$—	$—	$—	$842,210

Other Financial Instruments (a)
Futures Contracts	$5,104	$—	$—	$—	$5,104

^	See Schedule of Investments for sector breakouts.
(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

QDPL
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$137,734,382	$—	$—	$—	$137,734,382
Real Estate Investment Trusts	3,107,120	—	—	—	3,107,120
US Government Notes/Bonds	—	9,760,420	—	—	9,760,420
US Treasury Bills	—	6,398,922	—	—	6,398,922
Total Investments in Securities	$140,841,502	$16,159,342	$—	$—	$157,000,844

Other Financial Instruments (a)
Futures Contracts	$983,987	$—	$—	$—	$983,987

^	See Schedule of Investments for sector breakouts.
(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2023, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at value
PSCX	$10,199,992	$30,579
PSMD	33,875,271	85,785
PSFD	18,019,919	32,734
PSCW	10,116,085	68,426
PSMR	29,908,978	332,052
PSFM	16,578,758	186,365
PSCJ	9,026,673	76,110
PSMJ	42,409,699	944,091
PSFJ	23,449,950	670,794
PSCQ	6,761,108	119,695
PSMO	37,667,479	1,192,521
PSFO	11,023,005	417,340

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2023 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Corrections for in-kind amounts Realized Gain (Loss)		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCX	$(748,805)	$645,288	$1,177,225	$(187,306)
PSMD	(1,055,879)	1,312,762	1,827,319	460,525
PSFD	(24,310)	1,865,824	324,493	(394,479)
PSCW	(910,553)	227,912	1,280,575	187,675
PSMR	(2,384,500)	708,823	2,117,151	1,115,626
PSFM	(1,988,535)	774,048	1,908,236	650,552
PSCJ	(192,838)	(71,435)	(577,202)	205,023
PSMJ	(1,168,176)	202,792	(2,378,637)	522,535
PSFJ	(818,914)	131,231	(1,501,307)	792,085
PSCQ	(229,425)	(25,788)	(382,834)	154,380
PSMO	(1,826,183)	12,276	(1,662,852)	465,006
PSFO	(691,308)	70,281	(578,459)	(9,646)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2023 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended October 31, 2023
	Investments	Written Options
PSCX	$10,625,834	$(325,339)
PSMD	27,571,222	(878,823)
PSFD	15,145,572	(400,098)
PSCW	14,616,480	(295,252)
PSMR	23,405,748	(734,598)
PSFM	15,316,842	(449,787)
PSCJ	7,416,410	(137,932)
PSMJ	39,002,697	(896,829)
PSFJ	15,370,721	(436,921)
PSCQ	5,577,959	(281,009)
PSMO	28,406,563	(1,300,405)
PSFO	10,322,737	(313,268)

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) for the applicable funds, or expected to be taken in each of the Fund’s 2023 tax returns. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for USAI is declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for ODDS, TRPL and QDPL are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Cash and cash equivalents. Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counter party is generally a single bank rather than a group of financial institutions; thus there may be a greater counter party credit risk. The Funds place deposits only with those counter parties which are believed to be creditworthy and there has been no history of loss.

J.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid in Capital
USAI	$(2,460,040)	$2,460,040
BULD	—	—
ODDS	—	—
PSFF	(1,199,499)	1,199,499
PSCX	82,758	(82,758)
PSMD	158,044	(158,044)
PSFD	179,884	(179,884)
PSCW	87,276	(87,276)
PSMR	121,084	(121,084)
PSFM	89,221	(89,221)
PSCJ	(1,112,920)	1,112,920
PSMJ	(5,968,219)	5,968,219
PSFJ	(2,205,160)	2,205,160
PSCQ	(1,034,544)	1,034,544
PSMO	(6,247,173)	6,247,173
PSFO	(2,230,901)	2,230,901
TRPL	—	—
QDPL	(177,163)	177,163

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

During the fiscal period ended October 31, 2023, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$2,912,413
BULD	—
ODDS	—
PSFF	1,667,457
PSCX	—
PSMD	—
PSFD	—
PSCW	—
PSMR	—
PSFM	—
PSCJ	1,186,492
PSMJ	6,472,080
PSFJ	2,311,829
PSCQ	1,120,128
PSMO	6,399,102
PSFO	2,328,410
TRPL	—
QDPL	189,778

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Adviser Fee
USAI	0.75%
BULD	0.60%
ODDS	0.60%
PSFF	0.18%
PSCX	0.75%
PSMD	0.75%
PSFD	0.75%
PSCW	0.75%
PSMR	0.75%
PSFM	0.75%
PSCJ	0.75%
PSMJ	0.75%
PSFJ	0.75%
PSCQ	0.75%
PSMO	0.75%
PSFO	0.75%
TRPL	0.79%
QDPL	0.79%

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for the day-to-day management of the Funds, including the trading of portfolio securities for the Funds. Metaurus is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of reconstitutions of Indices, subject to the supervision of the Adviser and the Board. For the services it provides to TRPL and QDPL, Metaurus is compensated by the Adviser from the management fees paid by TRPL and QDPL to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended October 31, 2023.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2023, USAI had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the year ended October 31, 2023, USAI had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2023.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$3,725,563

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – DERIVATIVES TRANSACTIONS

The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

The following table represents a summary of the value of derivative instruments as of October 31, 2023 and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2023:

TRPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2023

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$5,104

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2023 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$—	Equity Contracts - Futures	$1,674

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

QDPL

Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2023

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$983,987

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2023 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$1,741	Equity Contracts - Futures	$269,300

The average monthly value of long futures during the period ended October 31, 2023 in TRPL was $102,307 and in QDPL was $21,658,368.

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2023:

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
TRPL
Futures Contracts	$28,954	$—	$28,954	$28,954	$—	$—
QDPL
Futures Contracts	1,859,839	—	1,859,839	1,859,839	—	—

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$3,725,563	$	$3,725,563	$3,725,563	$	$

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

NOTE 9 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2023, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$12,639,383	$12,387,878
BULD	227,346	226,646
ODDS	300,105	295,380
PSCX	—	4,863,643
PSMD	—	9,845,922
PSFD	—	797,693
PSFF	49,001,210	8,300,847
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	6,442,639	—
PSMO	32,762,664	—
PSFO	11,628,888	1,330,276
TRPL	46,815	27,988
QDPL	10,369,318	4,796,202

For the period ended October 31, 2023, in-kind transactions associated with creations and redemptions, excluding short-term securities were as follows:

	Purchases	Sales
USAI	$4,156,913	$6,667,557
BULD	—	—
ODDS	—	—
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	35,679,614	32,571,242
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
TRPL	—	—
QDPL	44,290,815	766,017

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

For the period ended October 31, 2023, U.S. Government transactions associated with creations and redemptions, excluding short-term securities were as follows:

	Purchases	Sales
USAI	$—	$—
BULD	—	—
ODDS	—	—
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	—	—
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
TRPL	—	—
QDPL	1,887,109	—

For the period ended October 31, 2023, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES

PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash, short-term U.S. Treasury securities, or high yield corporate bonds or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

PSFF had the following transactions during the fiscal year with affiliates:

	Share Activity
Security Name	Balance November 1, 2022	Purchases	Sales	Balance October 31, 2023
PSCX	233,148	146,315	(70,485)	308,978
PSFD	326,782	209,962	(99,710)	437,034
PSMO	899,006	448,690	(276,936)	1,070,760
PSCW	219,929	168,295	(60,782)	327,442
PSFO	337,055	160,461	(116,786)	380,730
PSCJ	229,999	151,639	(68,327)	313,311
PSMJ	873,453	570,948	(259,268)	1,185,133
PSCQ	191,388	96,845	(74,055)	214,178
PSFJ	354,801	234,794	(105,624)	483,971
PSMD	788,120	657,165	(262,012)	1,183,273
PSMR	765,441	579,560	(331,699)	1,013,302
PSFM	353,577	250,493	(131,300)	472,770

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

	Period Ended October 31, 2023
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCX	$7,022,730	$—	$(9,238)	$387,508
PSFD	11,337,929	—	95,314	753,654
PSMO	25,093,689	—	353,676	2,026,921
PSCW	6,999,564	—	15,018	112,056
PSFO	9,073,405	—	201,519	552,647
PSCJ	6,675,436	—	35,647	271,301
PSMJ	27,240,163	—	254,587	1,425,392
PSCQ	4,786,686	—	50,994	387,380
PSFJ	11,125,622	—	109,375	514,329
PSMD	28,282,709	—	125,982	1,679,410
PSMR	23,291,152	—	108,568	1,089,170
PSFM	11,208,857	—	120,559	550,047
Total	$172,137,942	$—	$1,462,001	$9,749,815

NOTE 11 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2023, were as follows:

	USAI	BULD	ODDS	PSFF	PSCX
Tax cost of investments	$41,040,385	$1,540,253	$791,288	$165,584,885	$9,404,086
Gross tax unrealized appreciation	9,315,606	121,372	68,909	7,802,989	1,311,058
Gross tax unrealized depreciation	(3,577,895)	(248,467)	(164,521)	(1,249,932)	(545,731)
Net tax unrealized appreciation (depreciation)	5,737,711	(127,095)	(95,612)	6,553,057	765,327
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(990,327)	(17,810)	(42,452)	(300,908)	(853,996)
Total accumulated gain (loss)	$4,747,384	$(144,905)	$(138,064)	$6,252,149	$(88,669)

	PSMD	PSFD	PSCW	PSMR	PSFM
Tax cost of investments	$31,801,955	$16,962,602	$9,801,217	$28,938,887	$15,921,118
Gross tax unrealized appreciation	3,428,985	1,991,053	543,322	1,643,069	1,106,307
Gross tax unrealized depreciation	(1,441,454)	(966,470)	(296,880)	(1,005,030)	(635,032)
Net tax unrealized appreciation (depreciation)	1,987,531	1,024,583	246,442	638,039	471,275
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(1,192,820)	(1,623,983)	(990,064)	(2,470,734)	(1,813,687)
Total accumulated gain (loss)	$794,711	$(599,400)	$(743,622)	$(1,832,695)	$(1,342,412)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

	PSCJ	PSMJ	PSFJ	PSCQ	PSMO
Tax cost of investments	$9,276,013	$42,610,182	$23,534,017	$6,718,859	$36,860,708
Gross tax unrealized appreciation	334,692	1,896,878	1,509,510	77,604	539,465
Gross tax unrealized depreciation	(660,142)	(3,041,452)	(2,264,371)	(155,050)	(925,215)
Net tax unrealized appreciation (depreciation)	(325,450)	(1,144,574)	(754,861)	(77,446)	(385,750)
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(494,119)	(1,268,113)	(635,746)	(541,013)	(2,533,237)
Total accumulated gain (loss)	$(819,569)	$(2,412,687)	$(1,390,607)	$(618,459)	$(2,918,987)

	PSFO	TRPL	QDPL
Tax cost of investments	$10,773,698	$957,255	$161,992,750
Gross tax unrealized appreciation	147,680	56,528	10,521,084
Gross tax unrealized depreciation	(315,713)	(171,573)	(15,512,990)
Net tax unrealized appreciation (depreciation)	(168,033)	(115,045)	(4,991,906)
Undistributed ordinary income	—	—	—
Undistributed long-term gain	—	—	—
Total distributable earnings	—	—	—
Other accumulated (loss)	(729,811)	(14,649)	983,987
Total accumulated gain (loss)	$(897,844)	$(129,694)	$(4,007,919)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2023, the Funds, on a tax basis, did not defer any post-October.

At October 31, 2023, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
BULD	178
ODDS	687
PSCX	60,049
PSMD	163,903
PSFD	91,920
PSFF	170,434
PSCW	86,601
PSMR	138,771
PSFM	90,411
PSCJ	43,167
PSMJ	229,555
PSFJ	85,285
PSCQ	32,130
PSMO	165,195
PSFO	62,000
TRPL	—
QDPL	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

At October 31, 2023, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$(704,930)	$(284,077)	Indefinite
BULD	(13,840)	(3,792)	Indefinite
ODDS	(41,474)	(287)	Indefinite
PSFF	(130,265)	(209)	Indefinite
PSCX	(333,195)	(460,752)	Indefinite
PSMD	(347,800)	(681,117)	Indefinite
PSFD	(1,315,739)	(216,324)	Indefinite
PSCW	(758,597)	(131,866)	Indefinite
PSMR	(2,225,696)	(106,267)	Indefinite
PSFM	(1,593,385)	(129,891)	Indefinite
PSCJ	(390,541)	(60,411)	Indefinite
PSMJ	(789,870)	(248,688)	Indefinite
PSFJ	(550,461)	—	Indefinite
PSCQ	(401,002)	(107,881)	Indefinite
PSMO	(2,099,001)	(269,041)	Indefinite
PSFO	(408,378)	(259,433)	Indefinite
TRPL	(4,550)	(15,201)	Indefinite
QDPL	—	—	Indefinite

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2023, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$572,644	$—	$1,917,356
BULD	3,412	—	723
ODDS	6,600	—	—
PSFF	6,428	—	—
PSCX	—	—	—
PSMD	—	—	—
PSFD	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	—	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—
TRPL	4,896	—	17,898
QDPL	897,292	85,981	3,763,619

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2022, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$380,508	$—	$1,599,492
PSFF	—	—	—
PSCX	—	—	—
PSMD	32,631	—	—
PSFD	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	2,015	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—
ODDS	2,886	—	—
BULD	—	—	—

NOTE 13 – RISKS

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

NOTE 14 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On November 21, 2023, the following Funds declared a distribution from ordinary income to shareholders of record as of November 24, 2023, Payable November 29, 2023, as follows:

	Ordinary Income	Per Share Amount
USAI	$192,000	$0.12000000

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

On December 26, 2023, the following Funds declared a distribution from ordinary income to shareholders of record as of December 28, 2023, Payable January 3, 2024, as follows:

	Ordinary Income	Per Share Amount
USAI	$192,000	$0.12000000
BULD	$355	$0.00887500
ODDS	$—	$—
PSCX	$—	$—
PSMD	$—	$—
PSFD	$—	$—
PSCW	$—	$—
PSMR	$—	$—
PSFM	$—	$—
PSCJ	$—	$—
PSMJ	$—	$—
PSCQ	$—	$—
PSMO	$—	$—
PSFO	$—	$—

On December 27, 2023, the following Funds declared a distribution from ordinary income to shareholders of record as of December 29, 2023, Payable January 4, 2024, as follows:

	Ordinary Income	Per Share Amount
PSFF	$—	$—

On December 27, 2023, the following Funds declared a distribution from ordinary income to shareholders of record as of December 29, 2023, Payable January 2, 2024, as follows:

	Ordinary Income	Per Share Amount
TRPL	$11,830	$0.47320000
QDPL	$3,373,344	$0.53040000

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Pacer Funds Trust and the Shareholders of
Pacer American Energy Independence ETF, Pacer BlueStar Engineering the Future ETF, Pacer BlueStar Digital Entertainment ETF, Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Conservative (January) ETF, Pacer Swan SOS Moderate (January) ETF, Pacer Swan SOS Flex (January) ETF, Pacer Swan SOS Conservative (April) ETF, Pacer Swan SOS Moderate (April) ETF, Pacer Swan SOS Flex (April) ETF, Pacer Swan SOS Conservative (July) ETF, Pacer Swan SOS Moderate (July) ETF, Pacer Swan SOS Flex (July) ETF, Pacer Swan SOS Conservative (October) ETF, Pacer Swan SOS Moderate (October) ETF, Pacer Swan SOS Flex (October) ETF, Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF and Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Pacer American Energy Independence ETF (“USAI”), Pacer BlueStar Engineering the Future ETF (“BULD”), Pacer BlueStar Digital Entertainment ETF (“ODDS”), Pacer Swan SOS Fund of Funds ETF (“PSFF”), Pacer Swan SOS Conservative (January) ETF (“PSCX”), Pacer Swan SOS Moderate (January) ETF (“PSMD”), Pacer Swan SOS Flex (January) ETF (“PSFD”), Pacer Swan SOS Conservative (April) ETF (“PSCW”), Pacer Swan SOS Moderate (April) ETF (“PSMR”), Pacer Swan SOS Flex (April) ETF (“PSFM”), Pacer Swan SOS Conservative (July) ETF (“PSCJ”), Pacer Swan SOS Moderate (July) ETF (“PSMJ”), Pacer Swan SOS Flex (July) ETF (“PSFJ”), Pacer Swan SOS Conservative (October) ETF (“PSCQ”), Pacer Swan SOS Moderate (October) ETF (“PSMO”), Pacer Swan SOS Flex (October) ETF (“PSFO”), Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (“TRPL”) and Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL”) and (collectively the “Funds”), each a series of the Pacer Funds Trust (the “Trust”) including the schedules of investments, schedules of written options and schedules of open futures contracts, as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes and the financial highlights for the periods indicated in the table below (collectively, referred to as the “financial statements”).

The financial highlights for the year ended November 30, 2019 for the USAI Fund were audited by other auditors whose opinion dated January 28, 2020, expressed an unqualified opinion on those financial statements.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of October 31, 2023, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer American Energy Independence ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and 2021 and for the period December 1, 2019 to October 31, 2020
Pacer BlueStar Engineering the Future ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and for the period May 4, 2022 to October 31, 2022	For the year ended October 31, 2023 and for the period May 4, 2022 to October 31, 2022
Pacer BlueStar Digital Entertainment ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and for the period April 7, 2022 to October 31, 2022	For the year ended October 31, 2023 and for the period April 7, 2022 to October 31, 2022
Pacer Swan SOS Fund of Funds ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period December 29, 2020 to October 31, 2021
Pacer Swan SOS Conservative (January) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Moderate (January) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period December 22, 2020 to October 31, 2021

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Swan SOS Flex (January) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Conservative (April) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Moderate (April) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Flex (April) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Conservative (July) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Moderate (July) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Flex (July) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Conservative (October) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer Swan SOS Moderate (October) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer Swan SOS Flex (October) ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF	For the period May 1, 2023 through October 31, 2023 and the year ended ended April 30, 2023	For the period May 1, 2023 through October 31, 2023, the year ended ended April 30, 2023 and the period July 12, 2021 through April 30, 2022	For the period May 1, 2023 through October 31, 2023, the year ended ended April 30, 2023 and the period July 12, 2021 through April 30, 2022
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	For the period May 1, 2023 through October 31, 2023 and the year ended ended April 30, 2023	For the period May 1, 2023 through October 31, 2023, the year ended ended April 30, 2023 and the period July 12, 2021 through April 30, 2022	For the period May 1, 2023 through October 31, 2023, the year ended ended April 30, 2023 and the period July 12, 2021 through April 30, 2022

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Continued)

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Pacer Funds Trust since 2015
Huntingdon Valley, Pennsylvania
December 27, 2023

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of a Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 300 ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 400 ETF	99.36%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	100.00%
Pacer BlueStar Digital Entertainment ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2023 was as follows:

Pacer American Energy Independence ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 300 ETF	100.00%
Pacer Metaurus US Large Cap Target Dividend 400 ETF	95.92%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	100.00%
Pacer BlueStar Digital Entertainment ETF	7.09%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Pacer American Energy Independence ETF	0.00%
Pacer Metaurus US Large Cap Target Dividend 300 ETF	0.00%
Pacer Metaurus US Large Cap Target Dividend 400 ETF	9.67%
Pacer Swan SOS Conservative (October) ETF	0.00%
Pacer Swan SOS Moderate (October) ETF	0.00%
Pacer Swan SOS Flex (October) ETF	0.00%
Pacer Swan SOS Conservative (April) ETF	0.00%
Pacer Swan SOS Flex (April) ETF	0.00%
Pacer Swan SOS Moderate (April) ETF	0.00%
Pacer Swan SOS Conservative (January) ETF	0.00%
Pacer Swan SOS Flex (January) ETF	0.00%
Pacer Swan SOS Moderate (January) ETF	0.00%
Pacer Swan SOS Fund of Funds ETF	0.00%
Pacer Swan SOS Conservative (July) ETF	0.00%
Pacer Swan SOS Flex (July) ETF	0.00%
Pacer Swan SOS Mod (July) ETF	0.00%
Pacer Bluestar Engineering the Future ETF	0.00%
Pacer BlueStar Digital Entertainment ETF	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
USAI	$—	$—	$—	$—
BULD	10,713	1,949	0.13	0.02
ODDS	10,314	1,090	0.26	0.03
PSFF	—	—	—	—
PSCX	—	—	—	—
PSMD	—	—	—	—
PSFD	—	—	—	—
PSCW	—	—	—	—
PSMR	—	—	—	—
PSFM	—	—	—	—
PSCJ	—	—	—	—
PSMJ	—	—	—	—
PSFJ	—	—	—	—
PSCQ	—	—	—	—
PSMO	—	—	—	—
PSFO	—	—	—	—
TRPL	—	—	—	—
QDPL	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect its particular risks, but not to eliminate all adverse impacts of liquidity risk.

The Investment Adviser to the Trust has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the funds it advises.

On September 20, 2023, the Trustees of Pacer Funds Trust reviewed and considered a written report prepared by the program administrator of the Funds’ Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation. In considering the report, the Trustees noted that the Program Administrator has determined that certain funds within the Pacer Funds Trust are deemed “In-Kind” in accordance with Rule 22e-4. They then reviewed the changes to the Program that were implemented during the past year with the Program Administrator, and reviewed all of the material features of the Program to ensure that they understand how the Program is designed to assess and manage the risk that the Funds within the Trust could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors in the Funds. Following this review and discussion, the Trustees determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively assess the Program and its implementation, and that they are comfortable with the report’s conclusion that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, and that the Program has operated as intended during the past year.

NOTE 6 - BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

USAI, GCOW, COWZ, PTEU and PWS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer American Energy Independence ETF (USAI), Pacer Global Cash Cows Dividend ETF (GCOW), Pacer US Cash Cows 100 ETF (COWZ), Pacer Trendpilot European ETF (PTEU) and Pacer Wealthshield ETF (PWS) (each, a “Fund” and together, the “September Renewal Funds”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Independent Trustees carefully evaluated information provided by the Adviser, including: a copy of the Investment Advisory Agreement; the Adviser’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; the Adviser’s Form ADV; information describing the nature, quality and extent of services that the Adviser has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Adviser for its services; certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies; a copy of the Trust’s registration statement that included the Funds; information regarding compliance; marketing and distribution related initiatives; changes (if any) in personnel serving the Funds; and information regarding the financial condition of the Adviser.

Representatives from the Adviser, along with other Trust service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement, including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of each Fund’s Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Fund’s Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge regarding each Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.

●

Nature, Extent and Quality of Services to be Provided by the Adviser. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.

Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective underlying indexes. The Board reviewed, a comparison of each September Renewal Fund’s performance for the one-year, three-year, five-year and since inception periods ended June 30, 2023, to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each of the September Renewal Fund’s generally performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.

●

Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

PACER SWAN SOS FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “SOS ETFs Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Conservative ETF, Pacer Swan SOS Moderate ETF, and Pacer Swan SOS Flex ETF (each, a “Fund” together, the “Funds”). The Board also considered the continuation of the investment sub-advisory agreement (the “Swan Sub-Advisory Agreement”) between the Adviser and Swan Global Management (referred to as “Swan” or the “Sub-Advisor”) with respect to each Fund.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Swan ETFs Advisory Agreement and the Swan Sub-Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Swan ETFs Advisory Agreement and Swan Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Swan ETFs Advisory Agreement and the Swan Sub-Advisory Agreement.

Representatives from the Adviser and Swan presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Swan’s services, fees and other aspects of the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement; (2) the Adviser’s and Swan’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement; (3) the Adviser’s and Swan’s Form ADV disclosures; (4) information describing the

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

nature, quality and extent of services that the Adviser and Swan is prepared to provide to the SOS ETFs; (5) the advisory fee payable by each SOS ETF to the Adviser for its services and the sub-advisory fee payable to Swan by the Adviser under the Swan Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Swan.

In considering the approval of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Swan, including the performance of the Adviser and Swan with respect to the SOS ETFs; (ii) the costs and benefits, including the fee to be paid to the Adviser by the SOS ETFs, of the advisory services to be provided to the SOS ETFs; (iii) the fee paid to Swan by the Adviser; and (iv) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Adviser and Swan. The Board reviewed the scope of services provided by the Adviser under the SOS ETFs Advisory Agreement and Swan under the Swan Sub-Advisory Agreement. In this regard, the Trustees reviewed SOS ETFs’ investment goal and investment strategy, and each of the Adviser’s and Swan’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Swan, the Board noted that the Sub-Advisor has assets allocated to it by the Adviser and considered Swan’s ability to ensure compliance with SOS ETF’s strategies, policies, and limitations. The Board reviewed a comparison of each SOS ETFs’ performance for the one-year and since inception periods ended June 30, 2023 to that of the S&P 500 Price Return Index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with the S&P 500 Price Return Index. The Board noted that each of the SOS ETF’s generally performed in line with its investment objective over the relevant periods. The Trustees also considered the successful performance of Swan in managing each SOS ETF. In addition, the Trustees reviewed the management team at the Adviser and Swan that is responsible for managing each SOS ETF, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and Swan and any potential conflicts. They discussed the personnel changes at Swan and considered the quality of the professionals brought in to replace such personnel.

Based on its review, the Board determined that each of the Adviser and Swan is capable of providing all necessary advisory and sub-advisory services required by each SOS ETF, as indicated by the Adviser’s and Swan’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each SOS ETF relative to the S&P 500 Price Return Index and other products managed by the Adviser and Swan with similar investment objectives and strategies as each SOS ETF, as applicable. The Board also considered other services provided to each SOS ETF by the Adviser and Swan, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each SOS ETF’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to each SOS ETF by the Adviser and Swan, respectively.

●

Costs and Benefits of Advisory Services to be Provided to each SOS ETF. In considering the advisory fees payable by the Trust to the Adviser and each SOS ETF’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of a Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine a Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Board compared each SOS ETF’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each SOS ETF was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each SOS ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with each SOS ETF, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each SOS ETF’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Costs and Benefits of Swan’s Sub-Advisory Advisory Services to be Provided to each SOS ETF. The Board noted that the sub-advisory fees paid to Swan are paid by the Adviser and would not be additional fees to be borne by each SOS ETF. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Swan. In considering the sub-advisory fees payable by the Adviser to Swan, the Board evaluated the compensation and benefits received or likely to be received by Swan from the Adviser relating to the services provided to each SOS ETF. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Swan under the Swan Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Advisor as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees and the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Advisor, respectively, to each Fund; and (c) agreed to approve the renewal of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 7 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	52	Director, First Cornerstone Bank (2000–2016)

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	52	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	52	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	52	0

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, (since 2021); Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090 MV Index Solutions Kreuznacher Str. 30, 60486 Frankfurt am Main, Germany
Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212
Sub Adviser Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791 Metaurus Advisors LLC 22 Hudson Place, Third Floor Hoboken, New Jersey 07030

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 2617 Huntingdon Pike Huntingdon Valley, PA 19006
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
( a ) Audit Fees	$145,800	$129,600
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$18,000	$16,000
( d ) All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

1

The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

( i ) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jane Sagendorph, Colin Lake and Deborah Wolk.

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	1/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	1/4/2024

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	1/4/2024

*	Print the name and title of each signing officer under his or her signature.

5